HIGH INCOME
PORTFOLIO

Merrill Lynch
Corporate Bond Fund, Inc.




FUND LOGO




Quarterly Report

June 30, 1998



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.








Merrill Lynch
Corporate Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



HIGH INCOME PORTFOLIO


TO OUR SHAREHOLDERS


Increasing volatility characterized the capital markets during the three-month period ended June 30, 1998. At times, US stock and bond prices reflected expectations that the slowdown in Asian economic growth would impact US exports and the US trade deficit and slow overall US business activity. The deterioration of economic conditions in Japan was of particular concern, and caused a sharp drop in the yen's value relative to the US dollar. During other periods, US investors appeared to expect that the positive trends of a moderately expanding economy, declining unemployment, enhanced productivity and corporate profits growth would continue, unimpeded by developments in Asia. To date, there have been only a few signs that Asia's troubles are influencing US economic activity--such as a surge in the accumulation of inventories--largely because domestic demand has remained strong. In Europe, the major event was the greater progress toward achieving European Monetary Union, although there were concerns that interest rates may have to be increased, especially in the United Kingdom, to curtail potential inflationary pressures.

As we move into the second half of 1998, it is likely that investor focus will remain on developments in Asia. The US Federal Reserve Board has kept monetary policy on hold as the Asian financial crisis deepened, which has benefited US bond and stock prices. Looking ahead, if there is continued evidence of noninflationary economic growth, it should have a positive influence on the US capital markets.


The High-Yield Market
For the three months ended June 30, 1998, the high-yield market struggled to digest an exceptionally heavy supply of new issues. A total of $44.9 billion in high-yield issues was sold during the June quarter, bringing the total for the year-to-date to $96.9 billion. Investment performance is reflected in the +1.26% total return provided by the unmanaged CS First Boston High Yield Index during the quarter ended June 30, 1998.

The largest new issues brought to market during the June quarter included Niagara Mohawk Power Corp.'s eight-tranche refinancing at a $3.45 billion total, PSINet Inc.'s $600 million refinancing, Chesapeake Energy Corporation's $500 million refinancing, Tenet Healthcare Corp.'s two-tranche $1.35 billion issue, and P&L Coal Holdings Corp.'s $800 million two-tranche offering. We made purchases for the Portfolio in all of these issues.

During the three months ended June 30, 1998, the market was depressed by turmoil in Asia and Russia, which seemed to heighten credit quality sensitivity, especially to emerging market issuers. The unmanaged JP Morgan Emerging Markets Bond Index (EMBI+), a composite index of emerging market bonds, returned -6%. The combination of a strong US Treasury bond market and a soft high-yield market caused yield differentials between the two markets to widen significantly.

Yield spreads between B-rated issues widened about twice as much as yield spreads between BB-rated issues. The bonds of oil and gas producing companies widened the most (about 0.75%), largely in response to the decline in oil and gas prices. The forest product sector was also weak, presumably because of disappointing product pricing.

Offsetting the heavy supply has been a heavy pace of debt retirement, which was largely the result of merger and acquisition activity. For the six months ended June 30, 1998, $18 billion in high yield-issues was retired at a premium over par value of 8%.

Our outlook for moderate economic growth and relatively stable interest rates suggests a benign investment environment for high-yield bonds. Merger and acquisition activity continues at a record pace and is likely to continue to create positive surprises for specific high-yield issues. Overall credit quality remained good and default rates were below average. Emerging market bonds provided extremely poor total returns during the June quarter. Argentine and Brazilian issues were impacted by problems in Asia and Russia, and the yields on these securities are not reflective of the positive fundamentals. Investors are beginning to differentiate between better-quality credits and riskier investments, and we believe this new trend will continue. The new-issue calendar has moderated considerably, although it could build in the fall. Overall, we remain constructive toward the high-yield bond market.


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1998


Portfolio Strategy
Effective March 24, 1998, we ceased selling new shares of High Income Portfolio to most categories of investors. The purpose of this action was to preserve our ability to actively manage the Portfolio. By reducing cash inflows, we can more effectively focus on assets under management.

Portfolio activity during the June quarter involved selling all or part of fully valued issues such as Comcast Corporation, HMC Acquisition Properties, Midland Cogeneration Venture Limited Partnership, Pacific Lumber Co. and Reliance Group Holdings Inc., all of which provided yields of less than 2% higher than Treasury securities of similar maturity. In addition, the Portfolio received proceeds from tendered issues, among which CLN Holdings Inc., Showboat Inc., Teleport Communications Group Inc. and Westpoint Stevens Inc. were the largest. The total proceeds received from these issues was $174 million. The aggregate yield to maturity (or call) on these issues was 7.25%. We redeployed these assets largely into new issues including Cathay International Ltd., Chesapeake Energy Corporation, Federal-Mogul Corp., Impsat Corp., Laidlaw Environmental Systems (LES) Inc., Level 3 Communications, Inc., Monterrey Power, S.A. de C.V., Niagara Mohawk Power Corp., Ocean Rig Norway AS, P & L Coal Holdings Corp., PSINet Inc., Regal Cinemas, Inc., Supercanal Holdings S.A., Tenet Healthcare Corp., Tesoro Petroleum Corporation and US Office Products Co., and a new Westpoint Stevens Inc. issue. These purchases totaled $413 million and provided a yield to maturity of 9.69%. Overall, these trades improved the Fund's income.

At June 30, 1998, cash and cash equivalents totaled 4.0% of net assets, and the average maturity of the Portfolio was 7.6 years. The "Portfolio Information" section on pages 3 and 4 of this report to shareholders highlights the Fund's top holdings and industries as well as quality and geographic profiles.


In Conclusion
We appreciate your ongoing investment in High Income Portfolio of Merrill Lynch Corporate Bond Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Vincent T. Lathbury III)
Vincent T. Lathbury III
Senior Vice President and Portfolio Manager



August 11, 1998




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1998


PORTFOLIO INFORMATION
                                                                                                              Percent of
Ten Largest Corporate Holdings                                                                                Net Assets
TransAmerican Energy        TransAmerican is a privately held holding company whose principal subsidiaries are      3.5%
Corp.                       wholly-owned TransAmerican Refining Corp. (TARC) and 69%-owned TransTexas Gas
                            Corp., a publicly held company which explores for and produces oil and natural gas primarily in South Texas. TARC is in the midst of a two-phase construction and expansion program which, when finished, will give it one of the largest and most complex refineries in the United States. Our bonds are secured by some 33 million shares of TransTexas common, and two intercompany loans secured by mortgages on substantially all of the assets of TARC and TransTexas.

Nextel Communications       Nextel offers digital and analog wireless communication services throughout the          2.4
Inc.                        United States. The company's digital service currently covers approximately 50% of the total US population and once completed, will enable Nextel to offer nationwide digital wireless service.

NTL Inc.                    Through various subsidiaries, NTL Inc. owns and operates television and radio            1.5
                            broadcasting, cable television and radio broadcasting, cable television and telecommu-
                            nications systems in the United Kingdom. Prior to March of 1997, the company was called International Cabletel.

Lenfest Communications,     Through its primary subsidiary, Suburban Cable, Lenfest offers cable service to nearly   1.4
Inc.                        one million cable customers in Pennsylvania, New Jersey and Delaware.

Century                     Century owns and operates 70 cable systems in 25 states and Puerto Rico. In addition,    1.3
Communications              the company has a 31.8% common equity interest in Centennial Cellular, a provider of
Corporation                 wireless telephone service in four geographic areas in the United States and Puerto Rico.

HMC Acquisition             HMC, a wholly-owned subsidiary of Host Marriott Corporation, owns 50 full-service        1.3
Properties                  hotels and has investment stakes in eight others, comprising the majority of Host
                            Marriott's lodging properties. All but three are operated under Marriott or Ritz-Carlton brand names. Host Marriott manages most of the properties for fees based on revenues or operating profit.

Time Warner Inc.            Time Warner is a media and entertainment company with interests in entertainment,        1.3
                            cable programming and sports franchises, publishing and cable. Our holding, a preferred stock, can be paid in cash or preferred stock at the company's option.

Fresenius Medical           Fresenius Medical Care is the world's largest integrated provider of dialysis products   1.2
Care AG                     and services. Its 910 dialysis centers treat 68,000 patients worldwide, including approximately 23% of the US dialysis patients. The company also is the world's second-
                            largest manufacturer and distributor of dialysis equipment and related supplies, selling products in more than 110 companies.

EchoStar Communications     EchoStar Communications provides Direct Broadcast Satellite ("DBS") television,          1.2
Corp.                       delivering digital television signals directly to dishes on subscribers' homes. EchoStar began service in 1996 as the third US DBS provider and has rapidly grown to 1.2 million subscribers. The company also manufactures and sells set-top boxes, antennae and other digital equipment.

Trump Atlantic              Trump Atlantic City owns and operates the Trump Taj Mahal, the Trump Plaza and the       1.1
City Associates/            Trump World's Fair hotel-casinos, all located on the boardwalk in Atlantic City, New
Funding Inc.                Jersey. These bonds are secured by mortgages on the properties.


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1998


PORTFOLIO INFORMATION (concluded)


As of June 30, 1998


Quality Profile*                  Percent of
S&P Rating/Moody's Rating        Market Value

BBB/Baa                               4.0%
BB/Ba                                34.2
B/B                                  52.6
CCC/Caa                               4.5
Not Rated                             4.7

[FN]
*In cases when bonds are rated differently by Standard & Poor's
 Corporation and Moody's Investors Service, Inc., bonds are categorized according to the higher of the two ratings.


                                        Percent of
Five Largest Industries                 Net Assets

Energy                                     9.2%
Cable--Domestic                            7.1
Health Services                            6.1
Cable--International                       4.6
Utilities                                  4.3

Geographic Profile                      Percent of
Top Five Foreign Countries*             Net Assets

Brazil                                     4.6%
Argentina                                  3.4
United Kingdom                             3.3
Mexico                                     2.6
Canada                                     2.2

[FN]
*All holdings are denominated in US dollars.


OFFICERS AND DIRECTORS


Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Christopher G. Ayoub, Senior Vice President
Jay C. Harbeck, Senior Vice President
Vincent T. Lathbury III, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Philip M. Mandel, Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1998


PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These classes of shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.





Average Annual Total Return



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/98                        + 8.72%        + 4.37%
Five Years Ended 6/30/98                  + 9.65         + 8.75
Ten Years Ended 6/30/98                   +11.80         +11.34

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 6/30/98                        + 7.90%        + 3.96%
Five Years Ended 6/30/98                  + 8.85         + 8.85
Inception (10/21/88)
through 6/30/98                           +11.03         +11.03

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 6/30/98                        + 7.85%        + 6.86%
Inception (10/21/94)
through 6/30/98                           +11.04         +11.04

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/98                        + 8.45%        + 4.12%
Inception (10/21/94)
through 6/30/98                           +11.66         +10.44

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1998


PERFORMANCE DATA (concluded)

Recent Performance Results
                                                                                  Ten Year/              Standardized
                                              12 Month         3 Month         Since Inception           30-Day Yield
                                            Total Return     Total Return        Total Return           As of 6/30/98
High Income Portfolio Class A Shares*          + 8.72%          -0.31%             +204.95%                  8.89%
High Income Portfolio Class B Shares*          + 7.90           -0.37              +175.62                   8.47
High Income Portfolio Class C Shares*          + 7.85           -0.51              + 47.17                   8.42
High Income Portfolio Class D Shares*          + 8.45           -0.37              + 50.25                   8.64
Merrill Lynch High Yield Master Index**        +11.40           +1.68       +202.29/+192.11/+57.88
CSFirst Boston High Yield Index**              +10.98           +1.26       +199.36/+190.20/+54.86
Ten-Year US Treasury Securities***             +12.96           +2.78       +139.41/+130.32/+45.93

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/inception dates are: Class A Shares, ten years ended 6/30/98; Class B Shares, 10/21/88; and Class C and Class D Shares, 10/21/94.
 **Unmanaged. These market-weighted Indexes mirror the high-yield debt market of securities rated BBB or lower. Ten year/since inception total returns for Merrill Lynch High Yield Master Index are: for the ten years ended 6/30/98; from 10/21/88 to 6/30/98; and from 10/21/94 to 6/30/98, respectively. Ten year/since inception total returns for CS First Boston High Yield Index are: for the ten years ended 6/30/98; from 10/31/88 to 6/30/98; and from 10/31/94 to
   6/30/98, respectively.
***Ten year/since inception total returns are: for the ten years ended 6/30/98; from 10/31/88 to 6/30/98; and from 10/31/94 to
   6/30/98, respectively.



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS
                  S&P     Moody's      Face
Industries       Rating    Rating     Amount                  Issue                           Cost             Value

Bonds
Aerospace--0.4%    B+      B1   $  30,000,000  Kitty Hawk, Inc., 9.95% due 11/15/2004    $   30,033,750   $   31,200,000

Airlines--1.1%                                 Piedmont Aviation, Inc.:
                   B+      Ba2      1,304,000     Series 88J, 10.05% due 5/13/2005            1,181,685        1,448,535
                   BB      Ba2      1,116,000     Series 88J, 10.10% due 5/13/2007              999,021        1,270,488
                   BB      Ba2      3,767,000     Series 88J, 10.10% due 5/13/2009            3,327,542        4,325,401
                   BB      Ba2      2,710,000     Series 88J, 10.15% due 5/13/2011            2,366,806        3,191,499
                   B+      Ba2      2,226,000     Series 88K, 10% due 5/13/2004               2,026,506        2,429,556
                   B+      Ba2      2,666,000     Series 88K, 10.10% due 5/13/2008            2,374,020        3,037,174
                   B+      Ba2      2,550,000     Series 88K, 10.15% due 5/13/2010            2,251,293        2,958,867
                   B+      Ba2      1,985,000     Series E, 10.30% due 3/28/2007              1,855,291        2,281,678
                   B+      Ba2      1,950,000     Series F, 10.35% due 3/28/2011              1,999,719        2,273,681
                   BB      Ba2      1,500,000     Series H, 10% due 11/08/2012                1,493,250        1,734,165
                                               USAir Inc.:
                   B       B1      25,000,000     9.625% due 2/01/2001                       20,109,906       26,062,500
                   BB      Ba2     21,000,000     10.375% due 3/01/2013                      20,768,125       23,708,160
                   B+      B1       4,634,836     Series 89A1, 9.33% due 1/01/2006++          4,384,418        5,021,719
                   BB      B1       1,432,000     Series A, 10.70% due 1/15/2007              1,525,137        1,584,021
                   BB      B1       1,815,000     Series C, 10.70% due 1/15/2007              1,933,048        2,007,680
                   BB      B1       1,107,000     Series E, 10.70% due 1/15/2007              1,159,472        1,224,519
                   B+      B1       1,092,000     Series F, 10.70% due 1/01/2003                984,165        1,209,510
                   B+      B1       1,092,000     Series G, 10.70% due 1/01/2003                984,165        1,209,510
                   B+      B1       1,092,000     Series H, 10.70% due 1/01/2003                984,165        1,209,510
                   B+      B1       1,092,000     Series I, 10.70% due 1/01/2003                984,165        1,209,510
                                                                                         --------------   --------------
                                                                                             73,691,899       89,397,683

Automotive--       B       B3      10,000,000  Collins & Aikman Corp., 11.50%
0.9%                                           due 4/15/2006                                 10,000,000       11,150,000
                   BB+     Ba2     20,000,000  Federal-Mogul Corp., 7.875%
                                               due 7/01/2010                                 19,950,800       19,950,800
                   B+      B2      40,000,000  Venture Holdings Trust, 9.50%
                                               due 7/01/2005                                 38,672,085       40,700,000
                                                                                         --------------   --------------
                                                                                             68,622,885       71,800,800

Broadcasting--     CCC     NR*      4,686,000  ACME Intermediate Holdings/Finance,
Radio &                                        0/12% due 9/30/2005 (a)                        2,820,718        2,893,605
Television--2.6%   B-      B3       3,000,000  ACME Television/Finance, 10.976% due
                                               9/30/2004 (a)                                  2,351,988        2,445,000
                   NR*     NR*      4,000,000  Big City Radio, Inc., 11.129% due
                                               3/15/2005 (a)                                  2,999,286        3,060,000
                   B-      B2      17,500,000  EZ Communications, Inc., 9.75% due
                                               12/01/2005                                    17,361,575       19,151,563
                   B-      B3      25,000,000  LIN Holdings Corp., 10% due
                                               3/01/2008 (a)                                 15,848,516       17,000,000
                   B-      B2      35,000,000  LIN Television Corp., 8.375% due
                                               3/01/2008                                     34,918,100       35,875,000
                   B-      B3      23,022,000  SFX Broadcasting Inc., 10.75% due
                                               5/15/2006                                     22,940,750       25,439,310
                   B-      B3      21,000,000  Salem Communications Corp., 9.50% due
                                               10/01/2007                                    21,160,625       22,050,000
                                               Sinclair Broadcasting Group Inc.:
                   B       B2      50,000,000     10% due 9/30/2005                          50,343,269       53,875,000
                   B       B2       9,700,000     9% due 7/15/2007                            9,631,204       10,136,500
                   B       B2      15,000,000     8.75% due 12/15/2007                       14,941,200       15,525,000
                                                                                         --------------   --------------
                                                                                            195,317,231      207,450,978

Building                                       Nortek Inc.:
Materials--0.4%    B-      B3      20,550,000     9.875% due 3/01/2004                       20,362,365       21,346,313
                   B+      B1       9,000,000     9.25% due 3/15/2007                         8,947,980        9,292,500
                                                                                         --------------   --------------
                                                                                             29,310,345       30,638,813



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                  S&P     Moody's      Face
Industries       Rating    Rating     Amount                  Issue                           Cost             Value

Bonds (continued)
Cable--                                        American Telecasting, Inc. (a):
Domestic--6.7%     CCC     Ca    $ 32,225,000     21.117% due 6/15/2004                  $   21,581,330   $    8,378,500
                   CCC     Ca       6,440,000     26.322% due 8/15/2005                       2,666,803        1,449,000
                   NR*     NR*     20,000,000  CCA Industries, Inc., 13% due
                                               12/31/1999++++                                16,463,336       21,722,935
                                               CSC Holdings Inc.:
                   BB-     B1      13,750,000     9.875% due 5/15/2006                       13,718,750       15,090,625
                   BB-     B1       5,000,000     10.50% due 5/15/2016                        4,900,000        5,837,500
                                               Century Communications Corporation:
                   BB-     Ba3     44,500,000     9.75% due 2/15/2002                        44,895,938       47,726,250
                   BB-     Ba3     45,000,000     9.50% due 3/01/2005                        44,542,813       48,768,750
                   BB-     Ba3      4,050,000     8.375% due 12/15/2007                       3,976,250        4,141,125
                   B-      B2      70,000,000  Echostar Communications Corp.,
                                               11.712% due 6/01/2004 (a)(f)                  62,852,035       68,075,000
                   CCC+    B3      25,000,000  Echostar Satellite Broadcasting,
                                               11.25% due 3/15/2004 (a)                      21,609,555       23,062,500
                   B       B2      31,000,000  Intermedia Capital Partners L.P.,
                                               11.25% due 8/01/2006                          31,002,500       35,340,000
                                               Lenfest Communications, Inc.:
                   BB+     Ba3     50,000,000     8.375% due 11/01/2005                      47,987,450       53,250,000
                   BB-     B2      40,000,000     10.50% due 6/15/2006                       40,444,200       46,700,000
                   BB-     B2      10,000,000     8.25% due 2/15/2008                         9,972,600       10,450,000
                   B       B1      50,000,000  Olympus Communications L.P.,
                                               10.625% due 11/15/2006                        50,282,500       55,500,000
                   BB+     Ba2     40,000,000  TCI Communications Inc., 9.65%
                                               due 3/31/2027                                 40,258,360       49,136,000
                   B       B3      40,000,000  TCI Satellite Entertainment, Inc.,
                                               12.15% due 2/15/2007 (a)                      26,134,271       27,200,000
                   CCC+    Ca      50,338,000  Wireless One Inc., 13.50% due
                                               8/01/2006 (a)(c)                              32,669,300        5,285,490
                                                                                         --------------   --------------
                                                                                            515,957,991      527,113,675

Cable--                                        Australis Media Ltd.:
International--    NR*     NR*      8,699,997     14.391% due 11/01/2002 (a)                  6,339,681        5,915,998
4.3%               D       C        1,353,490     1.75%/15.75% due 5/15/2003 (i)                751,091          101,512
                   NR*     NR*     79,117,000     1.75%/15.75% due 5/15/2003 (d)(i)++++      56,318,088        5,933,775
                   B-      B2      55,000,000  Comcast UK Cable Partners Ltd.,
                                               11.23% due 11/15/2007 (a)                     42,379,289       46,062,500
                                               Diamond Cable Communications PLC (a):
                   B-      B3      15,000,000     11.366% due 12/15/2005                     11,546,301       12,487,500
                   B-      B3      25,000,000     10.87% due 2/15/2007                       16,968,964       18,562,500
                                               NTL Inc.:
                   B-      B3      25,000,000     10% due 2/15/2007                          25,015,625       26,875,000
                   B-      B3      80,000,000     Series B, 11.701% due 2/01/2006 (a)        59,157,715       66,400,000
                   B       B3      25,000,000  Supercanal Holdings S.A., 11.50% due
                                               5/15/2005                                     25,000,000       24,125,000
                   B+      B1      75,000,000  TeleWest Communications PLC, 11.02% due
                                               10/01/2007 (a)                                58,842,017       61,968,750
                   B       B2       5,000,000  Tevecap S.A., 12.625% due 11/26/2004           5,087,500        4,650,000
                   B       B3     107,500,000  United International Holdings, Inc.,
                                               10.75% due 2/15/2008 (a)(j)                   66,216,326       66,650,000
                                                                                         --------------   --------------
                                                                                            373,622,597      339,732,535

Capital Goods--    B-      B3      40,000,000  International Wire Group, Inc.,
0.9%                                           11.75% due 6/01/2005                          41,298,750       44,050,000
                   B-      B3      25,250,000  Trench Electric & Trench Inc.,
                                               10.25% due 12/15/2007                         25,315,625       25,691,875
                                                                                         --------------   --------------
                                                                                             66,614,375       69,741,875



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                  S&P     Moody's      Face
Industries       Rating    Rating     Amount                  Issue                           Cost             Value

Bonds (continued)
Chemicals--        BB-     Ba3  $  10,000,000  Agriculture Minerals & Chemicals
0.5%                                           Company, L.P., 10.75% due 9/30/2003       $   10,060,000   $   10,700,000
                                               ISP Holdings Inc.:
                   BB-     Ba3     19,502,000     9.75% due 2/15/2002                        19,502,000       20,574,610
                   BB-     Ba3     10,000,000     9% due 10/15/2003                           9,972,100       10,425,000
                                                                                         --------------   --------------
                                                                                             39,534,100       41,699,610

Child Care--0.2%   B-      B3      18,000,000  KinderCare Learning Centers, Inc.,
                                               9.50% due 2/15/2009                           17,896,875       18,225,000

Communications--   B       B3      20,000,000  Level 3 Communications, Inc., 9.125%
0.3%                                           due 5/01/2008                                 19,915,800       19,575,000

Computer           B       Ba3     59,500,000  Advanced Micro Devices, Inc., 11% due
Services--                                     8/01/2003                                     61,781,250       63,070,000
Electronics--      CCC     Caa1    40,500,000  Dictaphone Corp., 11.75% due 8/01/2005        40,114,375       40,905,000
2.1%               B+      B3      15,000,000  Jordan Telecom Products, Series B,
                                               9.875% due 8/01/2007                          14,882,460       15,375,000
                   B-      B3      20,000,000  PSINet Inc., Senior Notes, 10% due
                                               2/15/2005                                     20,000,000       20,500,000
                   B-      NR*      4,000,000  Verio Inc., 10.375% due 4/01/2005              4,000,000        4,130,000
                   B       B2      30,000,000  Zilog, Inc., 9.50% due 3/01/2005              28,266,250       21,450,000
                                                                                         --------------   --------------
                                                                                            169,044,335      165,430,000

Conglomerates--    BB      Ba3     15,000,000  Dine, S.A. de C.V., 8.75% due 10/15/2007      14,887,200       13,725,000
1.5%               B-      B3      24,000,000  Eagle-Picher Industries, Inc.,
                                               9.375% due 3/01/2008                          24,124,540       24,360,000
                   B+      B1      26,000,000  Sequa Corp., 9.375% due 12/15/2003            25,146,563       27,007,500
                   BB-     NR*     60,000,000  Voto-Votorantim S.A., 8.50% due 6/27/2005     58,884,775       52,725,000
                                                                                         --------------   --------------
                                                                                            123,043,078      117,817,500

Consumer           B       B3       5,000,000  Corning Consumer Products Co.,
Products--0.8%                                 9.625% due 5/01/2008                           4,985,650        4,987,500
                   B+      Ba3     15,000,000  Coty Inc., 10.25% due 5/01/2005               15,000,000       16,087,500
                   B+      B1      45,880,000  International Semi-Tech Microelectronics,
                                               Inc., 12.51% due 8/15/2003 (a)                34,391,688       13,993,400
                   B-      B3      30,000,000  Revlon Consumer Products Corp., 8.625%
                                               due 2/01/2008                                 29,989,800       30,187,500
                                                                                         --------------   --------------
                                                                                             84,367,138       65,255,900

Consumer           B-      NR*      8,000,000  AP Holdings Inc., 11.164% due
Services--0.4%                                 3/15/2008 (a)                                  4,812,708        4,880,000
                   B-      B3      15,000,000  Apcoa Inc., 9.25% due 3/15/2008               15,012,500       14,962,500
                   B+      B2      13,650,000  Coinmach Corp., 11.75% due 11/15/2005         15,004,875       15,219,750
                                                                                         --------------   --------------
                                                                                             34,830,083       35,062,250

Convertible        NR*     B3       6,195,000  Builders Transport, Inc., 8% due
Bonds**--0.1%                                  8/15/2005 (2)                                  3,614,250        1,548,750
                   BBB     Ba1      6,375,000  Quantum Health Resources Inc., 4.75%
                                               due 10/01/2000 (1)                             5,956,562        5,992,500
                                                                                         --------------   --------------
                                                                                              9,570,812        7,541,250




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                  S&P     Moody's      Face
Industries       Rating    Rating     Amount                  Issue                           Cost             Value

Bonds (continued)
Energy--9.1%       B+      B2   $  20,000,000  Benton Oil & Gas Co., 9.375%
                                               due 11/01/2007                            $   20,097,688   $   19,700,000
                                               Chesapeake Energy Corporation:
                   B+      B1      20,000,000     9.625% due 5/01/2005                       20,000,000       20,150,000
                   B+      B1       4,400,000     9.125% due 4/15/2006                        4,388,100        4,356,000
                   B+      B1       1,000,000     Series B, 7.875% due 3/15/2004                983,750          940,000
                   B+      B2      15,000,000  Clark R & M Holdings, Inc., 8.875% due
                                               11/15/2007                                    14,892,150       15,037,500
                   B+      B3      25,000,000  Clark USA Inc., Series B, 10.875% due
                                               12/01/2005                                    26,515,000       27,625,000
                   BBB-    Ba3     40,000,000  Compania Naviera Perez Companc
                                               S.A.C.F.I.M.F.A., 9% due 1/30/2004            41,372,500       39,300,000
                   B       B2      10,000,000  Cross Timbers Oil Company, 8.75% due
                                               11/01/2009                                    10,000,000       10,100,000
                   B       B2      15,000,000  Energy Corp. of America, 9.50% due
                                               5/15/2007                                     15,000,000       14,775,000
                   B       B2      20,000,000  Forcenergy, Inc., 8.50% due 2/15/2007         19,740,050       19,100,000
                                               KCS Energy Inc.:
                   B       B1      22,000,000     11% due 1/15/2003                          22,723,750       23,760,000
                   B-      B3      20,000,000     8.875% due 1/15/2008                       19,900,000       19,050,000
                   B-      B3      27,000,000  Ocean Rig Norway AS, 10.25% due
                                               6/01/2008                                     26,990,000       25,785,000
                   BBB-    Baa3    28,593,750  Oleoducto Centrale S.A., 9.35% due
                                               9/01/2005++                                   28,584,219       28,951,172
                                               Parker Drilling Co.:
                   B+      B1       7,000,000     9.75% due 11/15/2006                        7,268,310        7,192,500
                   B+      B1      25,500,000     9.75% due 11/15/2006                       25,510,725       26,137,500
                                               Petroleo Brasileiro S.A.--Petrobras:
                   BB-     B1      15,000,000     10% due 10/17/2006                         14,869,813       15,262,500
                   B+      B1      15,000,000     10% due 10/17/2006                         15,097,500       15,262,500
                   BB+     Ba3     25,000,000  Seagull Energy Corp., 8.625% due
                                               8/01/2005                                     24,990,000       25,687,500
                   B-      B3      17,000,000  Southwest Royalties Inc., 10.50%
                                               due 10/15/2004                                16,137,500       13,940,000
                   BB-     B1      30,000,000  Tesoro Petroleum Corporation, 9% due
                                               7/01/2008                                     29,828,700       29,828,700
                   NR*     B3     289,840,000  TransAmerican Energy Corp., Series B,
                                               13.176% due 6/15/2002 (a)                    255,147,256      238,393,400
                   NR*     NR*     36,000,000  TransAmerican Refining Corporation,
                                               13% due 12/15/2002                            35,640,000       36,900,000
                                               Trico Marine Services, Inc.:
                   BB-     Ba3     10,000,000     8.50% due 8/01/2005                        10,100,000        9,775,000
                   BB-     Ba3      5,000,000     8.50% due 8/01/2005                         5,012,500        4,887,500
                   BB      Ba2     15,000,000  Triton Energy Corp., 9.25% due
                                               4/15/2005                                     14,936,550       16,397,100
                   B-      B2      12,500,000  United Refining Co., 10.75% due
                                               6/15/2007                                     12,405,000       12,156,250
                                                                                         --------------   --------------
                                                                                            738,131,061      720,450,122

Entertainment--    B       B2      24,495,000  AMF Group Inc., Series B, 12.578% due
2.0%                                           3/15/2006 (a)                                 17,405,117       19,779,713
                   B       B1      15,000,000  Fox/Liberty Networks LLC, 8.875% due
                                               8/15/2007                                     14,930,000       15,300,000
                   B-      B3      16,250,000  Premier Parks Inc., 10% due 4/01/2008 (a)     10,218,312       10,867,188
                   B       B3      25,000,000  Regal Cinemas, Inc., 9.50% due 6/01/2008      24,957,750       25,281,250
                                               Six Flags Theme Parks Inc.:
                   B-      B3      20,000,000     8.611% due 6/15/2005 (a)                   22,163,007       22,850,000
                   B-      B3      40,000,000     12.25% due 6/15/2005 (a)                   40,000,000       45,700,000
                   B-      B3      15,000,000     8.875% due 4/01/2006                       15,000,000       15,356,250
                                                                                         --------------   --------------
                                                                                            144,674,186      155,134,401



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                  S&P     Moody's      Face
Industries       Rating    Rating     Amount                  Issue                           Cost             Value

Bonds (continued)
Financial          B       B2   $  15,000,000  Amresco, Inc., 9.875% due 3/15/2005       $   15,037,500   $   15,225,000
Services--                                     First Nationwide Holdings Inc.:
2.5%               B       B3      17,000,000     12.50% due 4/15/2003                       16,806,710       19,337,500
                   B       Ba3     12,000,000     10.625% due 10/01/2003                     12,000,000       13,320,000
                   BB+     Baa2    40,000,000  Fuji JGB Investments LLC (Preferred),
                                               9.87% (h)                                     39,980,000       35,213,000
                   NR*     Baa2    30,000,000  IBJ Preferred Capital Co. LLC, 8.79% (h)      29,655,000       27,464,880
                   BB-     B2       9,000,000  Penncorp Financial Group Inc., 9.25% due
                                               12/15/2003                                     9,090,000        9,382,500
                   BB-     Ba2      9,950,000  Reliance Group Holdings Inc., 9.75% due
                                               11/15/2003                                    10,360,500       10,460,336
                   BBB-    Baa1    30,000,000  SB Treasury Company LLC, 9.40% (h)            30,000,000       29,568,810
                   BB+     Ba3     10,000,000  SIG Capital Trust I, 9.50% due 8/15/2027      10,000,000       10,275,000
                   BB-     NR*     17,000,000  Veritas Capital Trust, 10% due 1/01/2028      17,290,000       17,892,500
                   BB      NR*      8,449,000  Veritas Holdings GMBH, 9.625% due
                                               12/15/2003                                     8,449,000        8,892,573
                                                                                         --------------   --------------
                                                                                            198,668,710      197,032,099

Food & Beverage--                              Chiquita Brands International Inc.:
1.7%               B+      B1      30,000,000     9.125% due 3/01/2004                       29,585,625       30,750,000
                   B+      B1      20,000,000     10.25% due 11/01/2006                      19,881,400       21,700,000
                   B       B3      23,450,000  Curtice Burns Food, Inc., 12.25% due
                                               2/01/2005                                     23,562,125       25,677,750
                   CCC     B2      20,000,000  DGS International Finance Co., 10% due
                                               6/01/2007                                     20,068,200       15,450,000
                   B-      B2      24,000,000  International Home Foods, Inc.,
                                               10.375% due 11/01/2006                        24,000,000       26,160,000
                   B       B2      12,000,000  Southern Foods SFG, 9.875% due 9/01/2007      12,000,000       12,570,000
                                                                                         --------------   --------------
                                                                                            129,097,350      132,307,750

Foreign            B+      NR*     10,000,000  City of Saint Petersburgh, 9.50%
Government                                     due 6/18/2002                                  9,751,270        7,775,000
Obligations--1.3%                              Republic of Argentina:
                   BB      Ba3     30,000,000     11% due 10/09/2006                         30,154,530       31,875,000
                   BB      Ba3     30,750,000     Global Bonds, 11.375% due 1/30/2017        31,692,220       32,810,250
                   BB-     B1      12,500,000  Republic of Brazil, Global Bonds,
                                               10.125% due 5/15/2027                         10,406,250       10,793,750
                   BB      Ba2     20,000,000  United Mexican States, Global Bonds,
                                               11.50% due 5/15/2026                          21,056,250       22,750,000
                                                                                         --------------   --------------
                                                                                            103,060,520      106,004,000

Gaming--3.8%       BB-     B1      15,000,000  Boyd Gaming Corporation, 9.50%
                                               due 7/15/2007                                 14,848,500       15,675,000
                   B+      B2      37,000,000  GB Property Funding Corp., 10.875% due
                                               1/15/2004                                     35,072,500       32,190,000
                                               Grand Casinos Inc.:
                   BB      Ba3     20,000,000     10.125% due 12/01/2003                     19,837,500       21,850,000
                   B+      B2       5,000,000     9% due 10/15/2004                           5,000,000        5,425,000
                   D       Caa     60,115,000  Harrah's Jazz Co., 14.25% due 11/15/2001      49,536,050       19,537,375
                   B+      B2      20,000,000  Hollywood Casino Corp., 12.75% due
                                               11/01/2003                                    19,295,043       22,000,000
                   CCC+    B2      15,000,000  Planet Hollywood International, 12% due
                                               4/01/2005                                     15,000,000       13,650,000
                   B+      Ba3     15,000,000  Sun International Hotels Ltd., 8.625%
                                               due 12/15/2007                                15,000,000       15,525,000




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                  S&P     Moody's      Face
Industries       Rating    Rating     Amount                  Issue                           Cost             Value

Bonds (continued)
Gaming                                         Trump Atlantic City
(concluded)                                    Associates/Funding Inc.:
                   B       B1    $ 32,900,000     11.25% due 5/01/2006                   $   32,263,863   $   32,077,500
                   BB-     B1      59,100,000     11.25% due 5/01/2006                       57,838,438       57,622,500
                   NR*     Caa     10,000,000  Trump's Castle Funding, Inc., 11.75%
                                               due 11/15/2003                                 8,576,240        9,400,000
                                               Venetian Casino Resort LLC:
                   CCC+    Caa1    17,500,000     10% due 11/15/1999                         16,512,857       16,275,000
                   B-      B3      36,000,000     12.25% due 11/15/2004                      36,000,000       37,350,000
                                                                                         --------------   --------------
                                                                                            324,780,991      298,577,375

Health Services--  B-      B3      16,800,000  ALARIS Medical Systems, Inc.,
6.1%                                           9.75% due 12/01/2006                          16,994,313       17,304,000
                   B+      Ba3     47,725,000  Beverly Enterprises, Inc., 9%
                                               due 2/15/2006                                 46,845,488       49,872,625
                                               Columbia/HCA Healthcare Corp.:
                   BBB     Ba2      1,000,000     6.91% due 6/15/2005                           940,800          973,905
                   BBB     Ba2      8,460,000     8.85% due 1/01/2007                         8,980,882        9,073,265
                   BBB     Ba2     10,000,000     7.25% due 5/20/2008                         9,393,300        9,728,950
                   BBB     Ba2     14,150,000     8.70% due 2/10/2010                        14,502,653       15,207,996
                   BBB     Ba2     17,640,000     9% due 12/15/2014                          18,400,090       19,565,759
                   BBB     Ba2      2,500,000     7.50% due 12/15/2023                        2,258,750        2,358,713
                   BBB     Ba2     15,000,000     8.36% due 4/15/2024                        14,614,910       15,830,849
                   B-      B2      33,250,000  Extendicare Health Services, 9.35% due
                                               12/15/2007                                    33,254,375       33,665,625
                   B+      ba3     53,400,000  Fresenius Medical Capital Trust I,
                                               7.875% due 2/01/2008                          53,567,750       52,599,000
                   B+      Ba3     41,091,000  Fresenius Medical Care AG, 9% due
                                               12/01/2006                                    41,993,598       42,991,459
                   B-      B3      25,000,000  Kinetic Concepts, Inc., 9.625%
                                               due 11/01/2007                                25,153,750       25,375,000
                   B-      B3      45,000,000  Magellan Health Services Inc., 9%
                                               due 2/15/2008                                 45,150,000       44,887,500
                   B-      B3      52,000,000  Paragon Health Networks Inc., 9.50% due
                                               11/01/2007                                    51,768,080       53,170,000
                   B       B2       5,000,000  Pharmerica Inc., 8.375% due 4/01/2008          5,000,000        5,037,500
                   B-      B2      20,000,000  Sun Healthcare Group, Inc., 9.50% due
                                               7/01/2007                                     19,762,555       20,400,000
                                               Tenet Healthcare Corp.:
                   BB-     Ba3     30,000,000     8.625% due 1/15/2007                       29,968,200       30,825,000
                   BB-     Ba3     36,000,000     8.125% due 12/01/2008                      35,860,320       36,405,000
                                                                                         --------------   --------------
                                                                                            474,409,814      485,272,146

Home Builders--    BB+     Ba1     15,000,000  Greystone Homes Inc., 10.75%
0.6%                                           due 3/01/2004                                 14,115,000       16,275,000
                   BB-     B1      32,000,000  U.S. Home Corp., 8.88% due 8/15/2007          32,017,500       32,480,000
                                                                                         --------------   --------------
                                                                                             46,132,500       48,755,000

Hotels--1.5%       BB-     Ba3     80,000,000  HMC Acquisition Properties, 9%
                                               due 12/15/2007                                79,272,500       87,000,000
                   BB-     Ba3     15,000,000  HMH Properties Inc., 9.50% due 5/15/2005      14,711,926       16,331,250
                                               Signature Resorts, Inc.:
                   BB-     B2      10,000,000     9.25% due 5/15/2006                        10,000,000       10,050,000
                   B       B3       5,000,000     9.75% due 10/01/2007                        5,000,000        4,850,000
                                                                                         --------------   --------------
                                                                                            108,984,426      118,231,250



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                  S&P     Moody's      Face
Industries       Rating    Rating     Amount                  Issue                           Cost             Value

Bonds (continued)
Independent                                    AES Corporation (The):
Power              B+      Ba1   $ 30,000,000     10.25% due 7/15/2006                   $   30,000,000   $   32,775,000
Producers--2.3%    B+      Ba1     21,000,000     8.375% due 8/15/2007                       20,901,300       21,315,000
                   BB      Ba2     30,000,000  CE Casecnan Water & Energy Co.,
                                               11.45% due 11/15/2005                         30,000,000       30,412,500
                   BB+     Ba2     20,000,000  California Energy Company, Inc.,
                                               9.875% due 6/30/2003                          20,122,500       21,400,200
                   BB-     Ba2     46,000,000  Calpine Corporation, 8.75% due 7/15/2007      46,206,325       47,495,000
                   BB      Ba1     10,000,000  ESI Tractebal Acquisition Corp.,
                                               7.99% due 12/30/2011                          10,000,000       10,174,940
                                               Midland Cogeneration Venture Limited
                                               Partnership:
                   B       B2      11,250,000     11.75% due 7/23/2005                       11,310,000       13,548,712
                   B       B2       5,500,000     13.25% due 7/23/2006                        6,002,565        7,123,352
                                                                                         --------------   --------------
                                                                                            174,542,690      184,244,704

Industrial         CCC+    Caa1     8,000,000  Thermadyne Holdings Corp., 12.50% due
Services--0.2%                                 6/01/2008 (a)                                  4,406,538        4,400,000
                   CCC+    B3      12,000,000  Thermadyne Manufacturing LLC/Capital,
                                               9.875% due 6/01/2008                          11,905,680       12,090,000
                                                                                         --------------   --------------
                                                                                             16,312,218       16,490,000

Media &                                        Comtel Brasileira Ltd.:
Communications--   BB-     B1      42,500,000     10.75% due 9/26/2004                       41,815,050       39,312,500
International--    NR*     NR*      3,000,000     10.75% due 9/26/2004                        2,867,500        2,827,500
2.8%                                           Globo Comunicacoes e Participacoes, Ltd.:
                   BB-     B1      40,000,000     10.50% due 12/20/2006                      40,144,450       36,100,000
                   BB-     B1      10,000,000     10.625% due 12/05/2008                      9,992,000        8,925,000
                                               Grupo Televisa, S.A. de C.V.:
                   BB      Ba2      2,500,000     11.375% due 5/15/2003                       2,637,500        2,693,750
                   BB      Ba2     39,000,000     11.875% due 5/15/2006                      42,079,687       43,485,000
                   BB      Ba2     15,000,000     11.363% due 5/15/2008 (a)                  11,572,754       11,962,500
                   B+      B2      15,000,000  Orion Network Systems, Inc., 11.25% due
                                               1/15/2007 (e)                                 14,825,550       16,725,000
                                               Philippine Long Distance Telephone Company:
                   BB+     Ba2      9,600,000     10.625% due 6/02/2004                       9,988,000        9,848,083
                   BB      Ba2      8,500,000     9.875% due 8/01/2005                        8,512,500        8,382,827
                   BBB-    Ba3     40,000,000  Telefonica de Argentina S.A., 11.875%
                                               due 11/01/2004                                38,763,075       43,000,000
                                                                                         --------------   --------------
                                                                                            223,198,066      223,262,160

Metals & Mining--  BB      Ba2     15,000,000  Great Central Mines Ltd., 8.875% due
2.4%                                           4/01/2008                                     15,000,000       14,812,500
                   CCC+    B2      50,000,000  Kaiser Aluminum & Chemical Corp.,
                                               12.75% due 2/01/2003                          51,088,125       53,187,500
                                               Maxxam Group, Inc.:
                   CCC+    B3      11,750,000     11.25% due 8/01/2003                       11,816,250       12,396,250
                   CCC+    B3      41,155,000     12.37% due 8/01/2003 (a)                   40,616,491       42,389,650
                   B       B2      15,000,000  Metals USA Inc., 8.625% due 2/15/2008         15,000,000       14,662,500
                   B-      Ba3     25,000,000  Murrin Murrin Holdings, Inc., 9.375% due
                                               8/31/2007                                     24,845,000       24,625,000
                   B       B2      30,000,000  P & L Coal Holdings Corp., 9.625% due
                                               5/15/2008                                     29,914,200       30,975,000
                                                                                         --------------   --------------
                                                                                            188,280,066      193,048,400



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                  S&P     Moody's      Face
Industries       Rating    Rating     Amount                  Issue                           Cost             Value

Bonds (continued)
Packaging--0.4%    B       B3    $ 10,000,000  AEP Industries Inc., 9.875%
                                               due 11/15/2007                            $    9,922,400   $   10,325,000
                   B       B1      12,000,000  Silgan Corp., 9% due 6/01/2009                12,000,000       12,480,000
                   B+      Ba3     10,000,000  Vicap S.A., 11.375% due 5/15/2007              9,947,000       10,762,500
                                                                                         --------------   --------------
                                                                                             31,869,400       33,567,500

Paper & Forest     CCC+    caa     21,000,000  APP Finance II Mauritius Ltd.,
Products--3.7%                                 12% (a)(h)                                    18,425,000       14,805,000
                   CCC+    Caa1    40,000,000  APP International Finance Co.,
                                               11.75% due 10/01/2005                         39,716,250       35,400,000
                   B       B3      60,000,000  Ainsworth Lumber Company, 12.50% due
                                               7/15/2007++++                                 58,571,014       61,340,055
                                               Container Corporation of America:
                   B+      B1      15,420,000     9.75% due 4/01/2003                        15,433,400       16,615,050
                   B+      B1      13,000,000     11.25% due 5/01/2004                       13,000,000       14,072,500
                                               Doman Industries Ltd.:
                   BB-     B1      60,000,000     8.75% due 3/15/2004                        57,006,250       58,800,000
                   BB-     B1       5,000,000     9.25% due 11/15/2007                        5,000,000        5,025,000
                   CCC+    Caa     14,500,000  P.T. Indah Kiat International Finance,
                                               12.50% due 6/15/2006                          14,572,500       11,817,500
                   BB-     Ba3     10,000,000  Pindo Deli Finance Mauritius, 10.75% due
                                               10/01/2007                                     9,969,637        7,025,000
                                               Riverwood International Corp.:
                   B-      B3      15,000,000     10.25% due 4/01/2006                       14,396,250       15,337,500
                   CCC+    Caa     30,000,000     10.875% due 4/01/2008                      29,248,750       30,712,500
                   BB      Ba3     32,500,000  Tjiwi Kimia Finance Mauritius, 10% due
                                               8/01/2004                                     30,977,000       23,156,250
                                                                                         --------------   --------------
                                                                                            306,316,051      294,106,355

Product                                        AmeriServ Food Company:
Distribution--     B+      B1      14,000,000     8.875% due 10/15/2006                      14,000,000       14,070,000
1.2%               B-      B3      42,000,000     10.125% due 7/15/2007                      42,000,000       43,470,000
                   B+      B3      12,000,000  Fleming Companies Inc., 10.50%
                                               due 12/01/2004                                11,930,280       12,540,000
                   B-      B3      20,000,000  US Office Products Co., 9.75%
                                               due 6/15/2008                                 19,907,600       20,100,000
                                                                                         --------------   --------------
                                                                                             87,837,880       90,180,000

Publishing &       B       B1      10,000,000  American Lawyer Media Inc., 9.75% due
Printing--0.9%                                 12/15/2007                                    10,052,500       10,400,000
                                               Hollinger International, Inc.:
                   BB+     Ba3      5,000,000     8.625% due 3/15/2005                        4,975,000        5,237,500
                   BB-     B1      21,500,000     9.25% due 2/01/2006                        20,925,312       22,548,125
                   BB-     Ba3     12,250,000  Primedia Inc., 7.625% due 4/01/2008           12,179,562       11,974,375
                   BB-     B1      20,000,000  World Color Press, Inc., 9.125%
                                               due 3/15/2003                                 20,019,375       20,850,000
                                                                                         --------------   --------------
                                                                                             68,151,749       71,010,000

Real Estate--0.4%  BB-     Ba3     30,000,000  Forest City Enterprises Inc., 8.50%
                                               due 3/15/2008                                 30,213,750       29,850,000

Restaurants--      BB-     Ba3     27,000,000  Foodmaker, Inc., 9.75% due 11/01/2003         26,216,200       28,687,500
0.4%

Specialty          NR*     NR*     24,702,000  Cumberland Farms, Inc. DE, 10.50% due
Retailing--0.3%                                10/01/2003                                    23,545,832       24,331,470

Steel--3.8%        BB-     Ba2     25,000,000  A.K. Steel Holding Corp., 9.125%
                                               due 12/15/2006                                25,056,250       26,250,000
                   NR*     B1      95,000,000  CSN Iron Panama, 9.125% due 6/01/2007         89,758,750       76,237,500
                   BB      Ba3     20,000,000  Hysla, S.A. de C.V., 9.25% due 9/15/2007      19,872,930       18,650,000
                   NR*     NR*     20,000,000  Renco Steel Holdings, 10.875% due
                                               2/01/2005                                     20,045,700       20,100,000



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                  S&P     Moody's      Face
Industries       Rating    Rating     Amount                  Issue                           Cost             Value

Bonds (continued)
Steel              B       B3    $ 25,000,000  Republic Engineered Steel Inc.,
(concluded)                                    9.875% due 12/15/2001                     $   24,117,500   $   24,625,000
                   B+      B2      25,000,000  WCI Steel Inc., 10% due 12/01/2004            25,000,000       25,812,500
                   B       B3      25,000,000  WHX Corporation, 10.50% due 4/15/2005         25,000,000       25,500,000
                                               Weirton Steel Inc.:
                   B       B2       3,000,000     11.375% due 7/01/2004                       3,247,500        3,206,250
                   B       B2      23,000,000     10.75% due 6/01/2005                       22,413,750       24,207,500
                   BB-     B2      55,000,000  Wheeling-Pittsburgh Steel Corp.,
                                               9.25% due 11/15/2007                          54,776,725       56,375,000
                                                                                         --------------   --------------
                                                                                            309,289,105      300,963,750

Supermarkets--                                 Pueblo Xtra International Inc.:
0.3%               B-      B3       3,000,000     9.50% due 8/01/2003                         2,747,612        2,940,000
                   B-      B3      21,075,000     9.50% due 8/01/2003                        19,460,250       20,758,875
                                                                                         --------------   --------------
                                                                                             22,207,862       23,698,875

Telephone--        B-      Caa1     4,500,000  Esprit Telecom Group PLC, 10.875% due
Competitive Local                              6/15/2008                                      4,500,000        4,477,500
Exchange           B+      B2      27,000,000  Impsat Corp., 12.375% due 6/15/2008           27,000,000       27,405,000
Carriers--2.3%     B       B2      15,500,000  Intermedia Communications Inc., 8.60%
                                               due 6/01/2008                                 15,500,000       15,771,250
                   B       B3      43,000,000  Nextlink Communications Inc., 9% due
                                               3/15/2008                                     42,913,140       43,215,000
                                               RSL Communications PLC:
                   B-      B3      46,000,000     9.125% due 3/01/2008                       46,000,000       44,850,000
                   B-      B3      72,000,000     10.125% due 3/01/2008 (a)                  45,366,445       43,200,000
                   CCC     Caa      3,000,000  Teligent, Inc., 12.122% due 3/01/2008 (a)      1,694,546        1,668,750
                                                                                         --------------   --------------
                                                                                            182,974,131      180,587,500

Textiles--1.0%     B       B3      20,000,000  Galey & Lord Inc., 9.125% due 3/01/2008       19,850,000       19,400,000
                   B       B2      20,000,000  Polymer Group Inc., 8.75% due 3/01/2008       20,000,000       20,075,000
                                               Polysindo International Finance Co.:
                   NR*     NR*      7,500,000     8.648% due 2/12/1999                        4,200,000        3,000,000
                   CCC-    Caa3    45,600,000     11.375% due 6/15/2006                      44,674,000       16,416,000
                   CCC-    Caa3    14,250,000     9.375% due 7/30/2007                        9,930,000        5,130,000
                   BB      Ba3     12,000,000  Westpoint Stevens Inc., 7.875%
                                               due 6/15/2008                                 11,841,000       12,135,000
                                                                                         --------------   --------------
                                                                                            110,495,000       76,156,000

Transportation--   BB-     NR*     45,000,000  Autopistas del Sol S.A., 10.25%
4.2%                                           due 8/01/2009                                 44,935,000       41,962,500
                   BB-     Ba3     20,000,000  Cathay International Ltd., 13%
                                               due 4/15/2008                                 20,000,000       17,700,000
                   BB-     Ba2     25,000,000  Eletson Holdings, Inc., 9.25% due
                                               11/15/2003                                    24,472,500       25,812,500
                                               GS Superhighway Holdings:
                   BB      Ba2     43,000,000     9.875% due 8/15/2004                       37,956,250       30,906,250
                   BB      Ba3     49,000,000     10.25% due 8/15/2007                       47,933,550       34,973,750
                   BB      Ba2     20,000,000  Gearbulk Holdings, Ltd., 11.25%
                                               due 12/01/2004                                20,518,750       21,900,000
                   BB      B1      40,000,000  Hvide Marine Inc., 8.375% due 2/15/2008       39,872,500       38,400,000
                   B+      B2      21,500,000  TFM, S.A. de C.V., 11.767% due
                                               6/15/2009 (a)                                 13,664,052       13,491,250
                                               Transportacion Maritima Mexicana,
                                               S.A. de C.V.:
                   BB-     Ba3     20,000,000     9.25% due 5/15/2003                        17,092,750       18,925,000
                   BB-     Ba3     31,800,000     10% due 11/15/2006                         31,387,250       29,971,500
                   B-      B3      60,606,000  Transtar Holdings L.P., Series B,
                                               11.892% due 12/15/2003 (a)                    52,147,741       56,666,610
                                                                                         --------------   --------------
                                                                                            349,980,343      330,709,360



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                  S&P     Moody's      Face
Industries       Rating    Rating     Amount                  Issue                           Cost             Value

Bonds (continued)
Utilities--4.2%    NR*     NR*   $ 20,000,000  Companhia de Saneamento Basico do
                                               Estado de Sao-Paulo, 10% due 7/28/2005    $   20,000,000   $   17,450,000
                   BB+     Baa3    10,000,000  Empresa Electricidad del Norte, 10.50%
                                               due 6/15/2005                                 10,000,000       10,250,000
                   BB-     B1      70,000,000  Espirito Santo-Escelsa, 10% due 7/15/2007     69,476,250       59,500,000
                   BB+     NR*     37,000,000  Inversora de Electrica, 9% due 9/16/2004      36,895,000       35,150,000
                   BBB-    Ba3     40,000,000  Metrogas S.A., 12% due 8/15/2000              40,031,875       41,900,000
                   BB      Ba2     25,000,000  Monterrey Power, S.A. de C.V., 9.625%
                                               due 11/15/2009                                24,977,680       22,687,500
                                               Niagara Mohawk Power Corp.:
                   BB-     Ba3     15,000,000     7.75% due 10/01/2008                       14,961,900       15,394,725
                   BB-     Ba3     18,750,000     8.539% due 7/01/2010 (a)                   12,315,375       12,937,500
                   NR*     NR*     15,274,129  Sunflower Electric Power Corp., 8% due
                                               12/31/2016++                                  10,019,396       10,863,724
                   BBB-    Baa3    41,428,800  Trans Gas de Occidente, 9.79% due
                                               11/01/2010++                                  41,502,780       43,762,319
                                               Tucson Electric & Power Co.++:
                   NR*     NR*     34,947,781     10.21% due 1/01/2009                       33,168,609       39,351,551
                   NR*     NR*     21,526,207     10.732% due 1/01/2013                      20,326,836       25,485,522
                                                                                         --------------   --------------
                                                                                            333,675,701      334,732,841

Waste              B       B3      20,000,000  Allied Waste North America, 10.25%
Management--                                   due 12/01/2006                                20,000,000       22,000,000
0.7%               B+      B2      29,000,000  Laidlaw Environmental Systems (LES) Inc.,
                                               9.25% due 6/01/2008                           29,000,000       29,435,000
                   D       Ca      23,700,000  Mid-American Waste Systems, Inc., 12.25%
                                               due 2/15/2003                                 13,341,827        4,568,175
                                                                                         --------------   --------------
                                                                                             62,341,827       56,003,175

Wireless           CCC+    B2      13,000,000  Cencall Communications Corporation,
Communications--                               9.037% due 1/15/2004 (a)                      12,690,798       12,780,625
Domestic Paging    BB+     Ba3     48,050,000  Comcast Cellular Communications, Inc.,
& Cellular-- 4.4%                              9.50% due 5/01/2007                           48,846,375       50,332,375
                   CCC     B3      10,000,000  Metrocall, Inc., 9.75% due 11/01/2007         10,000,000       10,200,000
                   D       C       50,500,000  Mobilemedia Communication, Inc.,
                                               11.58% due 12/01/2003 (a)                     20,630,116       13,887,500
                                               Nextel Communications Inc. (a):
                   CCC+    B2      85,000,000     11.877% due 8/15/2004                      71,988,461       82,768,750
                   CCC+    B2      30,000,000     10.147% due 10/31/2007                     19,257,717       19,650,000
                   CCC+    B2      25,000,000     9.987% due 2/15/2008                       15,909,183       16,093,750
                   NR*     Caa2    29,000,000  Page Mart Inc., 11.25% due 2/01/2008 (a)      17,555,161       17,980,000
                   B       B2      75,000,000  Paging Network, Inc., 10% due 10/15/2008      74,756,250       77,437,500
                   B-      NR*      3,250,000  Pinnacle Holdings Inc., 10% due
                                               3/15/2008 (a)                                  2,052,677        2,145,000
                   B+      B1      25,000,000  Vanguard Cellular Systems, Inc.,
                                               9.375% due 4/15/2006                          24,975,250       26,312,500
                   B-      B3      15,000,000  Western Wireless Corp., 10.50%
                                               due 2/01/2007                                 15,062,500       16,162,500
                                                                                         --------------   --------------
                                                                                            333,724,488      345,750,500



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                  S&P     Moody's      Face
Industries       Rating    Rating     Amount                  Issue                           Cost             Value

Bonds (concluded)
Wireless           B       B3    $ 11,000,000  CTI Holdings S.A., 11.50% due
Communications--                               4/15/2008 (a)                             $    6,436,686   $    6,160,000
International      B+      B3      56,472,000  Comunicacion Celular S.A., 12.68%
Paging &                                       due 11/15/2003 (a)(g)                         42,279,721       43,765,800
Cellular--2.1%     CCC+    Caa1    26,000,000  McCaw International Ltd., 12.265%
                                               due 4/15/2007 (a)                             16,878,847       17,160,000
                   B-      B3      90,000,000  Millicom International Cellular S.A.,
                                               13.39% due 6/01/2006 (a)                      61,735,826       70,650,000
                   CCC+    NR*     33,000,000  Nextel International Inc., 12.125% due
                                               4/15/2008 (a)                                 18,775,481       19,305,000
                   CCC+    NR*     13,000,000  Telesystems International Wireless Inc.,
                                               11.382% due 6/30/2007 (a)                      8,876,119        8,612,500
                                                                                         --------------   --------------
                                                                                            154,982,680      165,653,300

                                               Total Investments in
                                               Bonds--89.8%                               7,155,467,891    7,102,480,402


                                       Shares
                                        Held

Preferred Stocks

Broadcasting--Radio &                   5,000  Cumulus Media Inc.                             5,000,000        5,000,000
Television--0.1%

Cable--Domestic--0.3%                 192,481  CSC Holdings Inc.++++                         14,634,820       22,183,435

Cable--International--0.3%             22,904  NTL Inc.++++                                  23,232,660       27,112,610

Conglomerates--0.1%                     1,700  Eagle-Picher Holdings                          9,584,090        9,902,500

Entertainment--1.3%                    89,328  Time Warner Inc. (Series M)++++               90,197,931       99,712,380

Financial Services--0.4%            1,230,000  California Federal Bank (Series A)            30,815,000       33,594,375

Product Distribution--0.3%            251,502  Nebco Evans Holding Co.++++                   25,234,953       25,716,079

Publishing &                          292,500  Primedia Inc.                                 29,109,500       28,518,750
Printing--0.5%                        125,000  Primedia Inc. (Series D)                      12,500,000       13,218,750
                                                                                         --------------   --------------
                                                                                             41,609,500       41,737,500

Steel--0.2%                           550,000  USX Capital LLC (Series A)                    13,750,000       13,715,625

Telephone--Competitive                 11,910  Intermedia Communications Inc. (Series B)
Local Exchange Carriers--0.2%                  (Convertible)++++                             12,192,986       14,113,350

Utilities--0.1%                         7,500  American Tower Corp. (Class A)                 7,450,000        7,562,662
                                            2  El Paso Electric Company++++                         219              219
                                                                                         --------------   --------------
                                                                                              7,450,219        7,562,881

Wireless Communications                20,556  Nextel Communications Inc.++++                20,593,530       21,224,070
Domestic Paging & Cellular--           21,966  Nextel Communications Inc. (Series D)         22,248,700       24,656,835
0.6%                                    5,000  Rural Cellular Corp.++++                       5,000,000        5,025,000
                                                                                         --------------   --------------
                                                                                             47,842,230       50,905,905

                                               Total Investments in
                                               Preferred Stocks--4.4%                       321,544,389      351,256,640




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                                      Shares
Industries                             Held                   Issue                           Cost             Value

Common Stocks
Cable--Domestic--0.1%                   2,887  CS Wireless Systems Inc.                  $       20,336   $           58
                                      195,096  Echostar Communications Corp.
                                               (Series A)                                     1,385,894        4,694,497
                                                                                         --------------   --------------
                                                                                              1,406,230        4,694,555

Energy--0.1%                          914,710  Chi Energy Inc. (Series B)                    14,284,292       12,348,585
                                        8,176  Pioneer Natural Resources Co.                    199,648          195,202
                                                                                         --------------   --------------
                                                                                             14,483,940       12,543,787

Entertainment--0.2%                 1,166,381  On Command Corporation                        51,395,186       16,256,435

Wireless Communications--             170,421  Nextel Communications Inc.                     2,749,981        4,233,897
Domestic Paging & Cellular--0.1%

                                               Total Investments in
                                               Common Stocks--0.5%                           70,035,337       37,728,674

Trusts & Warrants

Cable--Domestic--0.0%                 177,500  American Telecasting Inc. (Warrants)(b)          413,723            2,219
                                       25,000  People's Choice T.V. Corp. (Warrants)(b)         140,353           12,625
                                       50,338  Wireless One Inc. (Warrants)(b)                1,063,139              503
                                                                                         --------------   --------------
                                                                                              1,617,215           15,347

Cable--International--0.0%             45,000  UIH Australia/Pacific (Warrants)(b)              540,000          675,000
                                       50,000  United International Holdings, Inc.
                                               (Warrants)(b)                                  1,418,645          750,000
                                                                                         --------------   --------------
                                                                                              1,958,645        1,425,000

Energy--0.0%                           74,562  Chi Energy Inc. (Series B)(Warrants)(b)           74,562          111,843
                                       48,400  Chi Energy Inc. (Series C)(Warrants)(b)           48,400           72,600
                                                                                         --------------   --------------
                                                                                                122,962          184,443

Entertainment--0.1%                   379,186  On Command Corporation (Warrants)(b)           3,033,504        1,967,027

Gaming--0.0%                            7,550  Goldriver Hotel & Casino Corp.
                                               Liquidating Trust                                192,320                0
                                      113,386  Trump Castle Funding, Inc. (Warrants)(b)               0                0
                                                                                         --------------   --------------
                                                                                                192,320                0

Media & Communications--               15,000  Orion Network Systems, Inc.
International--0.0%                            (Warrants)(b)                                    174,450          247,500

Wireless Communications--              57,040  Page Mart Inc. (Warrants)(b)                     236,127          288,765
Domestic Paging & Cellular--0.0%

Wireless Communications--              53,472  Comunicacion Celular S.A. (Warrants)(b)          109,680          387,672
International Paging & Cellular--0.0%

                                               Total Investments in
                                               Trusts & Warrants--0.1%                        7,444,903        4,515,754




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS (concluded)
                                       Face
                                      Amount                  Issue                           Cost             Value

Short-Term Securities
Commercial Paper***--3.8%        $ 10,000,000  Atlantic Asset Securitization Corp.,
                                               5.58% due 7/16/1998                       $    9,976,750   $    9,976,750
                                   32,000,000  Corporate Asset Funding Co., 5.52% due
                                               7/08/1998                                     31,965,653       31,965,653
                                   15,000,000  Countrywide Home Loans, Inc., 5.56% due
                                               7/24/1998                                     14,946,717       14,946,717
                                   53,000,000  Finova Capital Corp., 5.54% due 7/09/1998     52,934,751       52,934,751
                                   22,477,000  General Motors Acceptance Corp., 6.50%
                                               due 7/01/1998                                 22,477,000       22,477,000
                                   30,000,000  Morgan (J.P.) & Company, Inc., 5.52% due
                                               7/06/1998                                     29,977,000       29,977,000
                                   60,000,000  Navistar Financial Corp., 5.90% due
                                               7/02/1998                                     59,990,167       59,990,167
                                   15,000,000  Onyx Corporation, 6.03% due 7/08/1998         14,982,413       14,982,413
                                   23,000,000  Park Avenue Receivables Corp., 5.54%
                                               due 7/08/1998                                 22,975,224       22,975,224
                                               Republic Industries, Inc.:
                                   15,000,000     5.54% due 7/20/1998                        14,956,142       14,956,142
                                   27,000,000     5.55% due 7/23/1998                        26,908,425       26,908,425
                                                                                         --------------   --------------
                                                                                            302,090,242      302,090,242

US Government                      20,000,000  Federal Home Loan Mortgage Corp.,
Agency Obligations***--0.3%                       5.44% due 7/31/1998                        19,909,333       19,909,333

                                               Total Investments in
                                               Short-Term Securities--4.1%                  321,999,575      321,999,575

Total Investments--98.9%                                                                 $7,876,492,095    7,817,981,045
                                                                                         ==============
Other Assets Less Liabilities--1.1%                                                                           90,911,559
                                                                                                          --------------
Net Assets--100.0%                                                                                        $7,908,892,604
                                                                                                          ==============

Net Asset          Class A--Based on net assets of $1,123,923,914 and 140,579,862 shares outstanding      $         7.99
Value:                                                                                                    ==============
                   Class B--Based on net assets of $5,545,381,520 and 693,410,375 shares outstanding      $         8.00
                                                                                                          ==============
                   Class C--Based on net assets of $701,474,025 and 87,656,176 shares outstanding         $         8.00
                                                                                                          ==============
                   Class D--Based on net assets of $538,113,145 and 67,260,886 shares outstanding         $         8.00
                                                                                                          ==============

  ++Subject to principal paydowns.
++++Represents a pay-in-kind security which may pay
    interest/dividends in additional face/shares.
   *Not Rated.
  **Industry classifications for convertible bonds are: (1) Health
    Services; (2) Transportation Services.
 ***Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio.
 (a)Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Portfolio.
 (b)Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock/face amount of bonds and are non-income producing. The purchase price and number of shares/face amount are subject to adjustment under certain conditions until the expiration date.
 (c)Each $1,000 face amount contains one warrant of Wireless One Inc.
 (d)Each $1,000 face amount contains one warrant of Australis Media
    Ltd.
 (e)Each $1,000 face amount contains one warrant of Orion Network
    Systems, Inc.
 (f)Each $1,000 face amount contains six warrants of Echostar
    Communications Corp.
 (g)Each $1,000 face amount contains one warrant of Comunicacion
    Celular S.A.
 (h)The security is a perpetual bond and has no definite maturity date.
 (i)Represents a step bond. Coupon payments are paid-in-kind, in which the Portfolio receives additional face amount at an annual rate of 1.75% until May 15, 2000. Subsequently, the Portfolio will receive cash coupon payments at an annual rate of 15.75% until maturity.
(j)Each $1,000 face amount contains one warrant of United
   International Holdings, Inc.



Investment Grade Portfolio & Interment Term Portfolio
Merrill Lynch Corporate Bond Fund, Inc.
June 30, 1998



INVESTMENT GRADE
PORTFOLIO &
INTERMEDIATE
TERM PORTFOLIO

Merrill Lynch
Corporate Bond Fund, Inc.





FUND LOGO




Quarterly Report

June 30, 1998




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.







Merrill Lynch
Corporate Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



Investment Grade Portfolio & Intermediate Term Portfolio


TO OUR SHAREHOLDERS


Increasing volatility characterized the capital markets during the three-month period ended June 30, 1998. At times, US stock and bond prices reflected expectations that the slowdown in Asian economic growth would impact US exports and the US trade deficit and slow overall US business activity. The deterioration of economic conditions in Japan was of particular concern, and caused a sharp drop in the yen's value relative to the US dollar. During other periods, US investors appeared to expect that the positive trends of a moderately expanding economy, declining unemployment, enhanced productivity and corporate profits growth would continue, unimpeded by developments in Asia. To date, there have been only a few signs that Asia's troubles are influencing US economic activity--such as a surge in the accumulation of inventories--largely because domestic demand has remained strong. In Europe, the major event was the greater progress toward achieving European Monetary Union, although there were concerns that interest rates may have to be increased, especially in the United Kingdom, to curtail potential inflationary pressures.

As we move into the second half of 1998, it is likely that investor focus will remain on developments in Asia. The US Federal Reserve Board has kept monetary policy on hold as the Asian financial crisis deepened, which has benefited US bond and stock prices. Looking ahead, if there is continued evidence of noninflationary economic growth, it should have a positive influence on US capital markets.


Portfolio Strategy
After a strong first quarter of 1998, in which the economy grew at a rate of 5.4%, there were signs that a slower growth pattern was emerging. Three of the major factors that fueled the first quarter growth slowed down during the spring. These were consumer spending, inventory accumulation and capital expenditure. In addition, data on job growth, hours worked and industrial production further indicated slower growth for the second quarter. In April, the Dow Jones Industrial Average reached the 9,200 level and left investors concerned about inflated stock prices. Each new release of economic data was examined under the assumption that the Federal Reserve Board would raise interest rates at its May meeting but no such decision was made. Instead, the combination of low energy prices, a strong dollar and weak demand in Asia pushed interest rates lower. With inflation almost nonexistent, the yield on the long-term bond fell below 5.80% in May and continued its rally to below 5.60% in June.

During the quarter ended June 30, 1998, we kept the duration of Investment Grade Portfolio in the 5.8-year--5.9-year range, which was consistent with the duration of the unmanaged Merrill Lynch Corporate Master Index. Structured securities made up 10.5% of the Investment Grade Portfolio's net assets at June 30, 1998. The average quality rating of the Portfolio was A+, as rated by Standard & Poor's Corp., which was slightly higher than the Merrill Lynch Corporate Master Index average rating of A. During the quarter ended June 30, 1998, we kept the duration of Intermediate Term Portfolio in the 4.0-year--4.2-year range. Structured securities comprised 4.6% of the Portfolio's net assets at June 30, 1998. The average quality rating of the Portfolio was A, as rated by Standard & Poor's Corp.



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1998



During the quarter ended June 30, 1998, we aggressively invested by reducing each Portfolio's positions in cash and Treasury holdings and by purchasing floating rate notes and asset-backed obligations as well as adding to real estate investment trusts as yield spreads widened. In addition, we kept the Investment Grade and Intermediate Term Portfolios underweighted in utilities because we believed that the yield spreads were too tight relative to the Treasury market. We also held underweighted positions in Canadian and Yankee issues because their values were being impacted by the deteriorating situation in Asia.


In Conclusion
We appreciate your ongoing investment in Investment Grade and Intermediate Term Portfolios of Merrill Lynch Corporate Bond Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Christopher G. Ayoub)
Christopher G. Ayoub
Senior Vice President and Co-Portfolio Manager



(Jay C. Harbeck)
Jay C. Harbeck
Senior Vice President and Co-Portfolio Manager



July 28, 1998







OFFICERS AND DIRECTORS


Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Christopher G. Ayoub, Senior Vice President
Jay C. Harbeck, Senior Vice President
Vincent T. Lathbury III, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Philip M. Mandel, Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863




Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1998


PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees for Investment Grade Portfolio. Intermediate Term Portfolio incurs a maximum initial sales charge (front-end load) of 1% and bears no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for Investment Grade Portfolio. Intermediate Term Portfolio is subject to a maximum contingent deferred sales charge of 1% if redeemed within one year of purchase. In addition, Investment Grade Portfolio is subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Intermediate Term Portfolio is subject to a 0.25% distribution fee and a 0.25% account maintenance fee. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for Investment Grade Portfolio. Intermediate Term Portfolio is subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee) for Investment Grade Portfolio. Intermediate Term Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.




Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1998


PERFORMANCE DATA (continued)


Average Annual Total Return--Investment Grade Portfolio


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/98                         +9.88%         +5.49%
Five Years Ended 6/30/98                   +6.33          +5.46
Ten Years Ended 6/30/98                    +8.82          +8.37

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 6/30/98                         +9.05%         +5.05%
Five Years Ended 6/30/98                   +5.52          +5.52
Inception (10/21/88)
through 6/30/98                            +7.96          +7.96

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 6/30/98                         +8.99%         +7.99%
Inception (10/21/94)
through 6/30/98                            +8.50          +8.50

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/98                         +9.61%         +5.23%
Inception (10/21/94)
through 6/30/98                            +9.12          +7.92

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


Average Annual Total Return--Intermediate Term Portfolio


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/98                         +8.86%         +7.77%
Five Years Ended 6/30/98                   +6.25          +6.04
Ten Years Ended 6/30/98                    +8.52          +8.41

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 6/30/98                         +8.30%         +7.30%
Five Years Ended 6/30/98                   +5.71          +5.71
Inception (11/13/92)
through 6/30/98                            +6.72          +6.72

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 6/30/98                         +8.28%         +7.28%
Inception (10/21/94)
through 6/30/98                            +8.27          +8.27

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Sales Charge   Sales Charge**

Class D Shares*

Year Ended 6/30/98                         +8.75%         +7.66%
Inception (10/21/94)
through 6/30/98                            +8.74          +8.44

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1998


PERFORMANCE DATA (concluded)

Recent Performance Results*
                                                                                         Ten Years/        Standardized
                                                        12 Month       3 Month        Since Inception      30-day Yield
                                                      Total Return   Total Return       Total Return      As of 6/30/98
Investment Grade Portfolio Class A Shares**              +9.88%          +2.63%            +132.80%            5.77%
Investment Grade Portfolio Class B Shares**              +9.05           +2.43             +110.12             5.24
Investment Grade Portfolio Class C Shares**              +8.99           +2.42             + 35.14             5.19
Investment Grade Portfolio Class D Shares**              +9.61           +2.56             + 38.01             5.53
Intermediate Term Portfolio Class A Shares***            +8.86           +2.03             +126.59             5.65
Intermediate Term Portfolio Class B Shares***            +8.30           +1.81             + 44.21             5.19
Intermediate Term Portfolio Class C Shares***            +8.28           +1.90             + 34.09             5.18
Intermediate Term Portfolio Class D Shares***            +8.75           +1.92             + 36.22             5.55

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date.
 **The Portfolio's ten-year/inception dates are: Class A Shares, ten years ended 6/30/98; Class B Shares, 10/21/88; and Class C and Class D Shares, 10/21/94.
***The Portfolio's ten-year/inception dates are: Class A Shares, ten years ended 6/30/98; Class B Shares, 11/13/92; and Class C and Class D Shares, 10/21/94.




Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS
                 S&P      Moody's       Face
Industries      Rating     Rating      Amount             Issue                                Cost            Value

Bonds & Notes                                                                                Investment Grade Portfolio
US Government                                   United States Treasury Bonds & Notes:
Obligations--    AAA       Aaa    $ 5,000,000      5.50% due 3/31/2000                   $    4,997,070   $    4,998,450
5.9%             AAA       Aaa      4,500,000      7.50% due 11/15/2001                       4,775,273        4,766,490
                 AAA       Aaa      2,000,000      6.25% due 1/31/2002                        2,064,375        2,044,680
                 AAA       Aaa      6,500,000      5.50% due 3/31/2003                        6,465,469        6,495,905
                 AAA       Aaa      3,500,000      5.50% due 5/31/2003                        3,484,961        3,500,560
                 AAA       Aaa      2,500,000      5.75% due 8/15/2003                        2,532,031        2,526,550
                 AAA       Aaa      1,500,000      5.875% due 2/15/2004                       1,533,281        1,527,660
                 AAA       Aaa      3,000,000      7.50% due 2/15/2005                        3,280,781        3,320,610
                 AAA       Aaa     21,750,000      6.50% due 5/15/2005                       22,885,742       22,956,473
                 AAA       Aaa      8,500,000      5.625% due 5/15/2008                       8,599,688        8,615,515
                 AAA       Aaa     14,400,000      6.125% due 11/15/2027                     15,362,578       15,430,464
                                                                                         --------------   --------------
                                                                                             75,981,249       76,183,357

Asset-Backed     AAA       Aaa     15,000,000   Aames Financial Corp., 6.46%
Securities++--                                  due 5/15/2028                                14,995,313       15,117,188
8.0%             AAA       Aaa      1,792,088   Arcadia Automobile Receivables Trust,
                                                6.10% due 6/15/2000                           1,791,739        1,794,310
                 NR+++     Baa2     2,000,000   Bistro Trust 1998-1000, 6.58% due
                                                3/26/2001                                     1,999,920        2,005,920
                                                Citibank Credit Card Master Trust I:
                 AAA       Aaa      8,000,000      5.85% due 4/10/2003                        7,997,840        7,985,000
                 AAA       Aaa     10,000,000      5.807% due 12/10/2008 (a)                  9,996,100        9,971,800
                 BBB       Baa2    11,000,000   DLJ Commercial Mortgage Corp., Series
                                                1998-CG1-B1, 6.91% due 11/01/2005            11,115,156       11,110,000
                 A         A2       9,000,000   First Dominion Funding I, 6.431% due
                                                6/10/2013                                     8,966,133        8,955,000
                 AAA       Aaa      6,500,000   First Greensboro, 6.55% due 12/25/2029        6,500,000        6,491,875
                 AAA       Aaa      6,500,000   First Union-Lehman Brothers-Bank of
                                                America, 98-C2-A2, 6.56% due 11/15/2035       6,597,310        6,620,250
                 AA        Aaa     10,663,073   GMAC Grantor Trust, 6.50% due 4/15/2002      10,660,099       10,719,374
                 AAA       Aaa     12,000,000   IMC-Home Equity, 6.36% due 8/20/2022         11,997,673       12,011,256
                 AAA       Aaa     11,000,000   Money Store Home Equity Trust (The),
                                                6.13% due 12/15/2000                         11,000,000       11,024,063
                                                                                         --------------   --------------
                                                                                            103,617,283      103,806,036

Banking--9.5%    BBB+      A3       6,250,000   BB&T Corporation, 7.25% due 6/15/2007         6,220,813        6,640,250
                                                BankAmerica Corp.:
                 A+        Aa3      3,000,000      6.65% due 5/01/2001                        2,997,090        3,049,470
                 A+        Aa3      3,000,000      7.125% due 5/12/2005                       3,087,560        3,153,630
                 A+        A1      10,000,000   First Bank System, Inc., 6.375% due
                                                3/15/2001                                     9,903,258       10,068,900
                 A-        A2      11,000,000   First Union Corporation, 6.30% due
                                                4/15/2028                                    10,958,420       11,008,910
                 BBB+      A2       4,750,000   Fleet Capital Trust II, 7.92% due
                                                12/11/2026                                    4,690,720        5,086,918
                                                HSBC Americas Inc.:
                 A-        A3       6,000,000      7% due 11/01/2006                          5,949,600        6,180,300
                 BBB+      A2      14,000,000      7.808% due 12/15/2026                     13,838,440       14,385,924
                 BBB       A1      16,400,000   KeyCorp Capital I, 6.427% due 7/01/2028      16,235,016       16,252,236
                 BBB+      Baa1    13,750,000   MBNA America Bank N.A., 5.987%
                                                due 6/10/2004                                13,537,838       13,518,038
                 BBB+      a2       6,000,000   Mellon Capital I, 7.72% due 12/01/2026        6,000,000        6,395,280
                 A         A3       5,250,000   Mellon Financial Co., 6.375% due
                                                2/15/2010                                     5,258,138        5,260,028
                                                NationsBank Corp.:
                 A+        Aa3      6,000,000      5.75% due 3/15/2001                        5,979,480        5,965,980
                 A         A1       1,300,000      6.50% due 8/15/2003                        1,336,075        1,317,446
                                                Norwest Corp.:
                 AA-       Aa3      3,500,000      6.75% due 5/12/2000                        3,494,785        3,555,370
                 A+        A1       5,000,000      6.625% due 3/15/2003                       5,104,650        5,098,050
                 BBB+      a1       5,500,000   Wells Fargo Capital I, 7.96% due
                                                12/15/2026                                    5,401,385        5,986,365
                                                                                         --------------   --------------
                                                                                            119,993,268      122,923,095



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                 S&P      Moody's       Face
Industries      Rating     Rating      Amount             Issue                                Cost            Value

Bonds & Notes (continued)                                                                    Investment Grade Portfolio
Canadian                                        Province of Quebec (Canada)(1):
Provinces*--     A+        A2     $ 6,000,000      8.80% due 4/15/2003                   $    6,774,360   $    6,626,280
1.0%             A+        A2       4,500,000      13% due 10/01/2013                         5,706,285        4,783,230
                 A+        A2       1,500,000      7.125% due 2/09/2024                       1,562,415        1,605,510
                                                                                         --------------   --------------
                                                                                             14,043,060       13,015,020

Finance--2.9%    A         A2       9,500,000   Beneficial Corporation, 6.80%
                                                due 9/16/2003                                 9,500,000        9,743,856
                 A         aa3      1,250,000   CIT Capital Trust I, 7.70% due
                                                2/15/2027                                     1,244,300        1,329,940
                 A+        Aa3      8,000,000   CIT Group Holdings, Inc., 6.625%
                                                due 6/15/2005                                 8,027,120        8,205,200
                                                Commercial Credit Co.:
                 A+        A1       5,000,000      6.45% due 7/01/2002                        5,009,800        5,042,450
                 A+        A1       8,850,000      6.75% due 7/01/2007                        9,104,349        9,183,734
                 A-        Baa1     4,500,000   Finova Capital Corp., 6.45% due
                                                6/01/2000                                     4,524,435        4,534,335
                                                                                         --------------   --------------
                                                                                             37,410,004       38,039,515

Finance--                                       Bear Stearns Companies, Inc.:
Other--11.3%     A         A2       2,000,000      6.50% due 7/05/2000                        1,996,360        2,018,040
                 A         A2       2,000,000      6.75% due 5/01/2001                        1,993,680        2,033,960
                 A         A2      11,650,000      6.70% due 8/01/2003                       10,667,430       11,905,717
                 A         A2       3,000,000      8.75% due 3/15/2004                        3,224,430        3,360,540
                 BBB-      Baa2     6,400,000   Commercial Net Lease Realty, 7.125% due
                                                3/15/2008                                     6,382,656        6,409,536
                 A+        A1       3,500,000   Dean Witter, Discover & Co., 6.75% due
                                                8/15/2000                                     3,486,805        3,553,130
                                                Donaldson, Lufkin & Jenrette Inc.:
                 A-        A3      11,000,000      6.875% due 11/01/2005                     10,952,615       11,284,020
                 A-        A3       3,500,000      6.50% due 6/01/2008                        3,485,475        3,499,720
                 A         A2       9,290,000   Equitable Companies Inc., 7% due 4/01/2028    9,422,234        9,491,036
                 A         A2       7,500,000   Equitable Life Assurance Society of
                                                the US, 7.70% due 12/01/2015                  7,448,310        8,353,792
                 BBB-      Baa3     4,600,000   Hospitality Properties Trust, 7% due
                                                3/01/2008                                     4,591,720        4,595,630
                                                Lehman Brothers Holdings, Inc.:
                 A         Baa1     7,000,000      6.50% due 10/01/2002                       6,993,350        7,044,800
                 A         Baa1     3,000,000      6.25% due 4/01/2003                        2,995,350        3,003,750
                 A         Baa1     3,000,000      7.375% due 5/15/2004                       3,107,100        3,158,160
                 AA        Aa2      3,950,000   MBIA, Inc., 7.15% due 7/15/2027               3,940,323        4,253,952
                 A+        A1       8,000,000   Morgan Stanley, Dean Witter, Discover
                                                & Co., 6.09% due 3/09/2011                    7,998,720        7,998,400
                 A+        A1       9,200,000   Morgan Stanley Group, Inc., 6.875% due
                                                3/01/2007                                     9,166,972        9,532,672
                 BBB+      Baa1     7,500,000   PaineWebber Group Inc., 7.99% due
                                                6/09/2017                                     7,500,000        8,188,500
                 A         A2      10,000,000   Salomon Inc., 6.25% due 1/15/2005             9,942,460       10,049,000
                 A         A2       2,850,000   Salomon Smith Barney Holdings, Inc.,
                                                7.375% due 5/15/2007                          2,847,464        3,024,619
                 BBB+      Baa1     1,000,000   Simon Debartolo Group, Inc., 6.75% due
                                                6/15/2005                                       990,460          995,052
                 BBB       Baa2     6,000,000   Spieker Properties LP, 7.35% due
                                                12/01/2017                                    5,999,700        6,015,246
                                                Travelers Corp. (The):
                 AA-       Aa3      3,000,000      9.50% due 3/01/2002                        3,163,980        3,328,440
                 AA-       Aa3     10,800,000      7.875% due 5/15/2025                      10,845,324       12,482,640
                                                                                         --------------   --------------
                                                                                            139,142,918      145,580,352



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                 S&P      Moody's       Face
Industries      Rating     Rating      Amount             Issue                                Cost            Value

Bonds & Notes (continued)                                                                    Investment Grade Portfolio
Industrial--     A+        A1     $ 3,000,000   Anheuser-Busch Cos., Inc., 8.75% due
Consumer--5.5%                                  12/01/1999                               $    3,367,590   $    3,111,450
                 AA-       Aa3     13,480,000   Archer-Daniels-Midland Company,
                                                8.375% due 4/15/2017                         16,259,445       16,420,392
                 A         A3      10,000,000   Avon Products, Inc., 6.25% due
                                                5/01/2018                                     9,987,600       10,263,070
                 BBB-      Baa3     2,500,000   Flowers Industries, Inc., 7.15%
                                                due 4/15/2028                                 2,486,750        2,569,200
                                                Nabisco, Inc.:
                 BBB       Baa2     9,000,000      6% due 2/15/2011                           8,997,750        8,875,080
                 BBB       Baa2     4,000,000      7.55% due 6/15/2015                        3,988,860        4,048,320
                 A         A1       5,670,000   PepsiCo, Inc., 5.75% due 1/02/2003            5,641,310        5,645,647
                                                Philip Morris Companies, Inc.:
                 A         A2       9,500,000      9% due 1/01/2001                           9,698,815       10,088,905
                 A         A2       5,000,000      7.75% due 1/15/2027                        5,361,500        5,348,300
                 A         A2       5,000,000      Series A, 6.15% due 3/15/2010              4,997,400        4,999,900
                                                                                         --------------   --------------
                                                                                             70,787,020       71,370,264

Industrial--     AA        Aa2      4,075,000   BP America Inc., 9.375% due 11/01/2000        4,488,287        4,385,270
Energy--1.7%     BBB       Baa2     7,250,000   Occidental Petroleum Corp., 6.50% due
                                                4/01/2005                                     7,208,675        7,249,927
                 BBB+      A3      10,000,000   Sonat, Inc., 7% due 2/01/2018                10,098,000       10,292,900
                                                                                         --------------   --------------
                                                                                             21,794,962       21,928,097

Industrial--                                    Applied Materials Inc.:
Manufacturing--  BBB+      A3       5,000,000      6.75% due 10/15/2007                       4,996,750        5,104,150
9.8%             BBB+      A3      13,000,000      7.125% due 10/15/2017                     12,911,080       13,204,750
                                                Du Pont (E.I.) de Nemours & Co.:
                 AA-       Aa3      5,150,000      6.75% due 9/01/2007                        5,293,943        5,364,652
                 AA-       Aa3      4,500,000      8.25% due 1/15/2022                        4,676,445        4,937,760
                                                Ford Motor Credit Co.:
                 A         A1       5,000,000      7% due 9/25/2001                           4,980,100        5,125,100
                 A         A1       5,000,000      8% due 6/15/2002                           5,286,350        5,339,050
                 A         A1       5,000,000      7.50% due 6/15/2004                        5,140,200        5,310,300
                 A         A1       1,000,000      7.75% due 3/15/2005                          999,090        1,081,130
                 A         A1       7,000,000      8.90% due 1/15/2032                        8,650,180        8,957,970
                                                General Motors Acceptance Corp.:
                 A-        A2       4,000,000      6.625% due 9/19/2002                       3,915,080        4,074,960
                 A         A2      10,000,000      7.70% due 4/15/2016                       10,911,500       11,125,300
                 BBB-      Baa2     5,000,000   Georgia-Pacific Group, 7.25%
                                                due 6/01/2028                                 4,975,150        5,099,600
                 A-        Baa1     3,500,000   Goodrich B.F. Company (The), 7% due
                                                4/15/2038                                     3,479,385        3,596,250
                 BBB+      A3       5,000,000   Lockheed Martin Corp., 6.85% due
                                                5/15/2001                                     4,995,950        5,105,950
                 BBB+      A3      11,000,000   Loral Corporation, 8.375% due
                                                6/15/2024                                    11,056,040       13,290,860
                                                Martin Marietta Corp.:
                 BBB+      A3       6,500,000      6.50% due 4/15/2003                        6,539,845        6,569,420
                 BBB+      A3       4,000,000      7.375% due 4/15/2013                       3,846,440        4,358,160
                                                Raytheon Co.:
                 BBB       Baa1     2,750,000      6.30% due 3/15/2005                        2,743,813        2,762,237
                 BBB       Baa1     3,000,000      7.20% due 8/15/2027                        2,995,560        3,209,340
                 BBB       Ba1     14,000,000   Seagate Technology, Inc., 7.125% due
                                                3/01/2004                                    13,975,500       13,832,420
                                                                                         --------------   --------------
                                                                                            122,368,401      127,449,359




Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                 S&P      Moody's       Face
Industries      Rating     Rating      Amount             Issue                                Cost            Value

Bonds & Notes (continued)                                                                    Investment Grade Portfolio
Industrial--     A         A2     $10,000,000   Bass America, Inc., 8.125% due
Services--19.4%                                 3/31/2002                                $   10,250,610   $   10,667,200
                 A         A2       8,000,000   Carnival Cruise Lines, Inc., 7.70%
                                                due 7/15/2004                                 8,076,380        8,605,360
                 BBB-      Baa3    10,000,000   Circus Circus Enterprises, Inc., 6.70%
                                                due 11/15/2096                                9,977,700        9,700,200
                 A-        Baa1    22,850,000   Computer Associates International,
                                                Inc., 6.375% due 4/15/2005                   22,729,123       22,950,563
                 A+        A2       5,000,000   Dillard Department Stores, Inc.,
                                                9.125% due 8/01/2011                          6,054,000        6,212,100
                                                First Data Corporation:
                 A         A2      11,500,000      6.75% due 7/15/2005                       11,911,930       11,892,380
                 A         A2      10,000,000      6.375% due 12/15/2007                      9,974,300       10,175,800
                 AAA       Aaa      7,000,000   Johnson & Johnson, 8.72% due 11/01/2024       7,057,420        8,097,250
                                                News American Holdings, Inc.:
                 BBB-      Baa3    12,445,000      8.625% due 2/01/2003                      13,585,486       13,574,259
                 BBB-      Baa3    10,000,000      8% due 10/17/2016                          9,699,900       11,017,700
                 A         A2       5,900,000   Nordstrom, Inc., 6.95% due 3/15/2028          5,898,525        6,023,310
                                                Oracle Corporation:
                 BBB+      Baa2     5,000,000      6.72% due 2/15/2004                        5,000,000        5,089,300
                 BBB+      Baa2     4,000,000      6.91% due 2/15/2007                        4,000,000        4,094,760
                 BBB-      Baa2    12,700,000   Royal Caribbean Cruises Ltd., 6.75%
                                                due 3/15/2008                                12,620,404       12,732,512
                 A-        A2       8,000,000   Sears, Roebuck & Co., 6.82% due
                                                10/17/2002                                    8,016,320        8,211,280
                                                Service Corporation International:
                 BBB+      Baa1     7,000,000      6.75% due 6/01/2001                        6,978,580        7,101,150
                 BBB+      Baa1     9,500,000      7.20% due 6/01/2006                        9,235,900       10,010,435
                 BBB+      Baa1     7,000,000      6.30% due 3/15/2020                        6,992,300        6,990,550
                 BBB-      Baa3     8,980,000   TCI Communications, Inc., 8.75% due
                                                8/01/2015                                    10,534,079       10,811,202
                                                Time Warner Entertainment Co.:
                 BBB-      Baa2     6,000,000      10.15% due 5/01/2012                       7,356,180        7,866,120
                 BBB-      Baa2     9,900,000      8.375% due 3/15/2023                      10,525,871       11,595,969
                 A-        Baa1    10,500,000   Tyco International Group S.A., 7% due
                                                6/15/2028                                    10,424,295       10,620,645
                 AA        Aa2     14,345,000   Wal-Mart Stores, Inc., 8.50% due
                                                9/15/2024                                    14,488,240       16,386,580
                                                Walt Disney Co.:
                 A         A2       5,500,000      6.375% due 3/30/2001                       5,500,000        5,570,180
                 A         A2      14,151,130      6.85% due 1/10/2007++                     14,141,649       14,523,305
                                                                                         --------------   --------------
                                                                                            241,029,192      250,520,110

Industrial--     BBB       Baa2     6,500,000   CSX Corporation, 7.95% due 5/01/2027          6,466,330        7,528,293
Transportation-- BBB       Baa2     9,000,000   Federal Express Corporation, 9.65% due
3.1%                                            6/15/2012                                    10,137,590       11,433,960
                 BBB+      Baa1     1,000,000   Norfolk Southern Corporation, 6.95% due
                                                5/01/2002                                       998,480        1,027,560
                                                Southwest Airlines, Inc.:
                 A-        A3      10,000,000      9.40% due 7/01/2001                       11,326,040       10,864,300
                 A-        A3       2,000,000      8% due 3/01/2005                           1,989,220        2,177,200
                 A-        A3       3,000,000      7.875% due 9/01/2007                       2,983,950        3,349,200
                 BBB-      Baa3     4,000,000   Union Pacific Corp., 6.625% due
                                                2/01/2008                                     3,964,880        3,992,640
                                                                                         --------------   --------------
                                                                                             37,866,490       40,373,153




Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                 S&P      Moody's       Face
Industries      Rating     Rating      Amount             Issue                                Cost            Value

Bonds & Notes (continued)                                                                    Investment Grade Portfolio
Mortgage-Backed                                 Federal Home Loan Mortgage Corp.:
Securities++--   AAA       Aaa    $ 2,000,000      6% due 6/15/2023                      $    1,989,375   $    1,994,360
2.9%             AAA       Aaa      2,000,000      6.35% due 9/15/2023                        2,022,734        2,029,360
                 NR+++     A2       8,500,000   Mortgage Capital Funding, 6.726% due
                                                6/18/2008                                     8,585,000        8,585,000
                                                Nomura Asset Securities Corp.,
                                                Series 1998-D6:
                 AAA       Aaa      8,367,386      Class A1A, 6.28% due 3/15/2030             8,411,838        8,422,297
                 AAA       Aaa     10,000,000      Class A1B, 6.59% due 3/15/2030            10,153,125       10,075,000
                 AAA       Aaa      5,680,589      Class A2, 6.769% due 3/17/2028             5,781,996        5,893,157
                                                                                         --------------   --------------
                                                                                             36,944,068       36,999,174

Utilities--      A-        A2       8,700,000   ALLTEL Corporation, 6.75% due 9/15/2005       8,566,020        8,878,263
Communications-- AA-       A2       9,500,000   GTE California, Inc., 8.07% due
3.6%                                            4/15/2024                                    10,152,935       10,331,915
                 A         Baa1     7,500,000   GTE Corp., 9.375% due 12/01/2000              8,235,170        8,035,875
                                                Southwestern Bell Telecommunications
                                                Corp.:
                 AA        Aa3      2,000,000      6.125% due 3/01/2000                       2,011,250        2,006,520
                 AA        Aa3      5,000,000      6.375% due 11/15/2007                      5,023,800        5,072,650
                 BBB-      Baa2    11,000,000   WorldCom Inc., 7.75% due 4/01/2007           11,977,665       11,931,260
                                                                                         --------------   --------------
                                                                                             45,966,840       46,256,483

Utilities--      AAA       Aaa      5,850,000   Cleveland Electric/Toledo Edison
Electric--5.3%                                  (Class B), 7.13% due 7/01/2007                6,137,176        6,276,172
                 A+        A1       9,115,000   Consolidated Edison, Inc., 6.25%
                                                due 2/01/2008                                 9,115,000        9,107,252
                 BBB+      Baa3     5,000,000   Consumers Energy Company, 6.375% due
                                                2/01/2008                                     4,951,650        4,976,005
                 AA-       A1       8,000,000   Pacific Gas and Electric Company,
                                                6.25% due 8/01/2003                           8,149,200        8,083,760
                 A-        A3       3,000,000   Pennsylvania Power & Light Resources
                                                Inc., 6.125% due 5/01/2001                    2,998,200        3,007,200
                 A-        A3      10,000,000   Public Service Electric & Gas Co.,
                                                6.50% due 6/01/2000                           9,995,705       10,081,900
                 AA-       A1       5,000,000   TECO Energy, Inc., 9.27% due 6/12/2000        5,000,000        5,310,700
                                                Texas Utilities Electric Company:
                 AAA       Baa3     6,971,000      6.375% due 10/01/2004                      6,995,198        7,100,173
                 BBB       Baa2     5,000,000      8.175% due 1/30/2037                       5,000,000        5,244,600
                 A         A2       8,500,000   Virginia Electric & Power Co., 8.625%
                                                due 10/01/2024                                8,377,160        9,669,345
                                                                                         --------------   --------------
                                                                                             66,719,289       68,857,107

Yankee           AA-       Aa2      6,000,000   ABN AMRO Holding N.V., 7.125% due
Corporates*--                                   6/18/2007 (2)                                 5,997,060        6,303,240
7.7%                                            AmVescap PLC (2):
                 BBB       A3       3,000,000      6.375% due 5/15/2003                       2,994,570        3,011,583
                 BBB       A3       9,000,000      6.60% due 5/15/2005                        8,986,530        9,095,283
                 A+        A1       6,000,000   Australia & New Zealand Banking
                                                Group Ltd., 7.55% due 9/15/2006 (2)           5,990,880        6,377,160
                 BBB+      A3       7,500,000   Banco Central Hispanoamercano S.A.
                                                (Cayman Islands), 7.70% due 7/15/2006 (2)     7,973,775        8,043,975
                                                Enersis S.A. (3):
                 A-        Baa1     2,500,000      6.90% due 12/01/2006                       2,493,550        2,356,450
                 A-        Baa1     4,000,000      6.60% due 12/01/2026                       3,992,400        3,836,160




Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS (concluded)
                 S&P      Moody's       Face
Industries      Rating     Rating      Amount             Issue                                Cost            Value

Bonds & Notes (concluded)                                                                    Investment Grade Portfolio
Yankee                                          Fairfax Financial Holdings Ltd. (2):
Corporates*      BBB+      Baa3   $   300,000      7.375% due 4/15/2018                  $      299,346   $      307,746
(concluded)      BBB+      Baa3     9,800,000      7.75% due 7/15/2037                        9,751,098       10,145,940
                                                Ford Capital B.V. (2):
                 A         A1      10,000,000      9.875% due 5/15/2002                      10,531,200       11,237,000
                 A         A1       3,995,000      9.50% due 6/01/2010                        4,430,215        4,979,448
                 A         Aa3      2,000,000   Midland Bank PLC, 7.625% due
                                                6/15/2006 (2)                                 1,995,240        2,138,480
                 A         A2       6,500,000   Norsk Hydro A/S, 6.70% due
                                                1/15/2018 (3)                                 6,466,720        6,556,355
                 BBB+      A3       1,500,000   Philips Electronics N.V., 7.75%
                                                due 4/15/2004 (3)                             1,602,615        1,607,580
                 BBB+      Baa2     2,000,000   Saga Petroleum ASA, 7.25% due
                                                9/23/2027 (3)                                 1,979,980        2,023,140
                 A+        Aa3      4,000,000   Sony Corp., 6.125% due 3/04/2003 (3)          3,991,520        4,009,320
                 AA+       Aaa     15,500,000   Swiss Bank Corp.-New York, 7.375% due
                                                6/15/2017 (2)                                16,581,680       16,886,475
                                                                                         --------------   --------------
                                                                                             96,058,379       98,915,335

                                                Total Investments in
                                                Bonds & Notes--97.6%                      1,229,722,423    1,262,216,457

Short-Term Securities

Repurchase                 4,411,000            Nikko Securities International,
Agreements**--0.3%                              Inc., purchased on 6/30/1998 to yield
                                                6.15% to 7/01/1998                            4,411,000        4,411,000

                                                Total Investments in
                                                Short-Term Securities--0.3%                   4,411,000        4,411,000

Total Investments--97.9%                                                                 $1,234,133,423    1,266,627,457
                                                                                         ==============
Other Assets Less Liabilities--2.1%                                                                           27,603,591
                                                                                                          --------------
Net Assets--100.0%                                                                                        $1,294,231,048
                                                                                                          ==============

Net Asset        Class A--Based on net assets of $567,960,471 and 49,023,943 shares outstanding           $        11.59
Value:                                                                                                    ==============
                 Class B--Based on net assets of $570,084,886 and 49,206,690 shares outstanding           $        11.59
                                                                                                          ==============
                 Class C--Based on net assets of $58,840,962 and 5,076,898 shares outstanding             $        11.59
                                                                                                          ==============
                 Class D--Based on net assets of $97,344,729 and 8,397,888 shares outstanding             $        11.59
                                                                                                          ==============


  *Corresponding industry groups for foreign securities which are denominated in US dollars:
   (1)Government Entity; Guaranteed by the Province.
   (2)Financial Institution.
   (3)Industrial.
 **Repurchase Agreements are fully collateralized by US Government and Agency Obligations.
(a)Floating Rate Note.
 ++Subject to principal paydowns.
+++Not Rated.



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS
                 S&P     Moody's      Face
Industries      Rating    Rating     Amount              Issue                                 Cost             Value

Bonds & Notes                                                                              Intermediate Term Portfolio
US Government                                   United States Treasury Bonds & Notes:
Obligations--    AAA       Aaa    $ 5,000,000      5.75% due 4/30/2003                   $    5,020,313   $    5,049,200
6.4%             AAA       Aaa      9,500,000      7.50% due 2/15/2005                       10,502,695       10,515,265
                 AAA       Aaa      2,100,000      6.50% due 5/15/2005                        2,220,328        2,216,487
                 AAA       Aaa      1,000,000      5.50% due 2/15/2008                          985,000          999,370
                 AAA       Aaa      9,500,000      5.625% due 5/15/2008                       9,579,844        9,629,105
                                                                                         --------------   --------------
                                                                                             28,308,180       28,409,427

Asset-Backed     NR+++     Baa2     3,500,000   Bistro Trust 1998-1000, 6.58%
Securities++--                                  due 3/26/2001                                 3,499,860        3,510,360
4.6%             AAA       Aaa      2,000,000   First Bank, Corporate Card Master
                                                Trust, 6.40% due 2/15/2003                    1,997,545        2,036,020
                 B         B3      10,000,000   Spinnaker Industries, Inc., 6.652%
                                                due 5/01/2001                                10,000,000        9,980,000
                 BBB-      Baa1     5,000,000   York Funding Ltd., 5% due 9/15/2005           5,000,000        4,998,440
                                                                                         --------------   --------------
                                                                                             20,497,405       20,524,820

Banking--14.0%   BBB+      A3       4,000,000   BB&T Corporation, 7.25% due 6/15/2007         3,981,320        4,249,760
                 A         A2       3,500,000   Bank of New York Company, Inc. (The),
                                                7.875% due 11/15/2002                         3,873,450        3,744,405
                                                BankAmerica Corp.:
                 A         A1       4,000,000      7.50% due 10/15/2002                       4,268,880        4,208,200
                 A+        Aa3      3,000,000      7.125% due 5/12/2005                       2,956,500        3,153,630
                 A         A2       9,000,000   First Chicago Corp., 9% due 6/15/1999         9,548,820        9,245,160
                 A-        A3       1,000,000   HSBC Americas Inc., 7% due 11/01/2006           991,600        1,030,050
                 BBB+      Baa1     4,000,000   MBNA America Bank N.A., 5.987% due
                                                6/10/2004                                     3,938,280        3,932,520
                 A         A3       6,000,000   Mellon Financial Co., 6.875% due
                                                3/01/2003                                     5,483,220        6,170,760
                                                NationsBank Corp.:
                 A+        Aa3      2,000,000      5.75% due 3/15/2001                        1,993,160        1,988,660
                 A+        Aa3     11,500,000      6.65% due 4/09/2002                       11,423,540       11,753,575
                                                Norwest Corp.:
                 AA-       Aa3      2,000,000      6.125% due 10/15/2000                      1,996,440        2,010,200
                 A+        A1       1,000,000      6.625% due 3/15/2003                       1,003,060        1,019,610
                 BBB+      A3       9,000,000   Washington Mutual Inc., 7.25% due
                                                8/15/2005                                     8,930,520        9,537,840
                                                                                         --------------   --------------
                                                                                             60,388,790       62,044,370

Canadian         A+        A2       5,000,000   Province of Quebec (Canada), 8.80% due        5,538,670        5,521,900
Provinces*--1.3%                                4/15/2003 (1)

Finance--3.1%    A         A2       9,250,000   Beneficial Corporation, 6.80% due
                                                9/16/2003                                     9,250,000        9,487,438
                 A+        Aa3      1,000,000   CIT Group Holdings, Inc., 6.625% due
                                                6/15/2005                                     1,003,390        1,025,650
                 A+        A1       3,000,000   Commercial Credit Co., 6.45% due
                                                7/01/2002                                     3,005,880        3,025,470
                                                                                         --------------   --------------
                                                                                             13,259,270       13,538,558

Finance--                                       Bear Stearns Companies, Inc.:
Other--9.6%      A         A2       2,000,000      6.50% due 7/05/2000                        1,996,360        2,018,040
                 A         A2       3,000,000      8.75% due 3/15/2004                        3,224,430        3,360,540
                 BBB-      Baa2     5,000,000   Centerpoint Properties Corporation,
                                                6.75% due 4/01/2005                           4,978,150        5,008,600
                 BBB-      Baa2     5,000,000   Commercial Net Lease Realty, 7.125% due
                                                3/15/2008                                     4,986,450        5,007,450
                 A+        A1       6,250,000   Dean Witter, Discover & Co., 6.75% due
                                                8/15/2000                                     6,226,438        6,344,875
                 BBB-      Baa3     4,250,000   Hospitality Properties Trust, 7% due
                                                3/01/2008                                     4,242,350        4,245,963



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's      Face
Industries      Rating    Rating     Amount              Issue                                 Cost             Value

Bonds & Notes (continued)                                                                  Intermediate Term Portfolio
Finance--        A         Baa1   $ 3,000,000   Lehman Brothers Holdings, Inc.,
Other                                           7.375% due 5/15/2004                     $    3,107,100   $    3,158,160
(concluded)      A         A2       2,000,000   Salomon Inc., 6.50% due 3/01/2000             2,000,000        2,015,200
                                                Salomon Smith Barney Holdings, Inc.:
                 A         A2       4,000,000      6.25% due 1/15/2005                        3,991,240        4,019,600
                 A         A2       1,000,000      7.375% due 5/15/2007                         999,110        1,061,270
                 BBB+      Baa1     4,000,000   Simon Debartolo Group, Inc., 6.75% due
                                                6/15/2005                                     3,961,840        3,980,208
                 AA-       Aa3      2,000,000   Travelers Corp. (The), 9.50% due
                                                3/01/2002                                     2,168,400        2,218,960
                                                                                         --------------   --------------
                                                                                             41,881,868       42,438,866

Industrial--     A+        A1       5,481,000   Anheuser-Busch Cos., Inc., 8.75% due
Consumer--6.9%                                  12/01/1999                                    6,189,909        5,684,619
                 A         A3       2,000,000   Avon Products, Inc., 6.25% due 5/01/2018      1,997,520        2,052,614
                                                Nabisco, Inc.:
                 BBB       Baa2     5,000,000      6.70% due 6/15/2002                        4,997,050        5,037,750
                 BBB       Baa2     3,000,000      6.85% due 6/15/2005                        2,994,300        3,008,970
                 BBB       Baa2     6,000,000      6% due 2/15/2011                           5,998,500        5,916,720
                                                Philip Morris Companies, Inc.:
                 A         A2       3,500,000      9% due 1/01/2001                           3,576,195        3,716,965
                 A         A2       5,000,000      6.15% due 3/15/2010                        4,997,400        4,999,900
                                                                                         --------------   --------------
                                                                                             30,750,874       30,417,538

Industrial--     BBB       Baa2     4,000,000   Ashland Inc., 6.625% due 2/15/2008            3,995,200        4,027,440
Energy--3.5%     BBB       Baa2     3,000,000   Occidental Petroleum Corp., 6.50% due
                                                4/01/2005                                     2,982,900        2,999,970
                 A+        A1       2,000,000   Texaco Capital Inc., 9% due 12/15/1999        2,342,460        2,084,560
                 BBB       Baa2     6,000,000   Ultramar Credit Corp., 8.625% due
                                                7/01/2002                                     6,521,940        6,487,440
                                                                                         --------------   --------------
                                                                                             15,842,500       15,599,410

Industrial--     A         A2       3,000,000   AlliedSignal, Inc., 6.20% due
Manufacturing--                                 2/01/2008                                     2,995,980        3,029,910
9.0%                                            Applied Materials Inc.:
                 BBB+      A3       4,000,000      6.65% due 9/05/2000                        4,000,000        4,056,080
                 BBB+      A3       4,300,000      6.75% due 10/15/2007                       4,297,205        4,389,569
                 BBB       Ba1      3,000,000   Blount Inc., 7% due 6/15/2005                 2,968,650        2,956,680
                                                General Motors Acceptance Corp.:
                 A         A2       3,000,000      6.625% due 10/01/2002                      2,994,600        3,033,750
                 A         A2       2,000,000      9% due 10/15/2002                          2,213,880        2,209,940
                 BBB+      A3       8,000,000   Lockheed Martin Corp., 6.85% due
                                                5/15/2001                                     8,018,810        8,169,520
                                                Raytheon Co.:
                 BBB       Baa1     2,750,000      5.95% due 3/15/2001                        2,746,617        2,739,770
                 BBB       Baa1     5,000,000      6.75% due 8/15/2007                        4,987,750        5,127,150
                 BBB       Ba1      4,000,000   Seagate Technology, Inc., 7.125%
                                                due 3/01/2004                                 3,993,000        3,952,120
                                                                                         --------------   --------------
                                                                                             39,216,492       39,664,489

Industrial--     A         A2       3,000,000   Bass America, Inc., 6.625% due 3/01/2003      2,825,520        3,047,910
Services--15.5%  A         A2       6,000,000   Carnival Cruise Lines, Inc., 7.70%
                                                due 7/15/2004                                 5,952,060        6,454,020
                 BBB-      Baa3     4,000,000   Comcast Cable Communications Company,
                                                8.375% due 5/01/2007                          4,060,680        4,492,620
                                                Computer Associates International, Inc.:
                 A-        Baa1     4,000,000      6.25% due 4/15/2003                        3,992,480        4,001,648
                 A-        Baa1     1,500,000      6.375% due 4/15/2005                       1,492,065        1,506,602
                                                News American Holdings, Inc.:
                 BBB-      Baa3     4,000,000      8.625% due 2/01/2003                       4,286,440        4,362,960
                 BBB-      Baa3     4,500,000      8.50% due 2/15/2005                        4,677,305        4,984,875




Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's      Face
Industries      Rating    Rating     Amount              Issue                                 Cost             Value

Bonds & Notes (continued)                                                                  Intermediate Term Portfolio
Industrial--     BBB+      Baa2   $ 1,000,000   Oracle Corporation, 6.91% due
Services                                        2/15/2007                                $    1,000,000   $    1,023,690
(concluded)      BBB-      Baa2     3,000,000   Royal Caribbean Cruises Ltd.,
                                                6.75% due 3/15/2008                           2,982,840        3,007,680
                                                Service Corporation International:
                 BBB+      Baa1     1,000,000      6.75% due 6/01/2001                          996,940        1,014,450
                 BBB+      Baa1     1,500,000      7.20% due 6/01/2006                        1,495,455        1,580,595
                 BBB+      Baa1     2,000,000      6.30% due 3/15/2020                        1,997,800        1,997,300
                                                TCI Communications, Inc.:
                 BBB-      Baa3     3,000,000      8.65% due 9/15/2004                        3,099,270        3,355,350
                 BBB-      Baa3     5,500,000      8% due 8/01/2005                           5,561,380        6,005,450
                 BBB-      Baa2     5,000,000   Time Warner Entertainment Co.,
                                                9.625% due 5/01/2002                          5,586,000        5,585,350
                 BBB-      Baa3     5,000,000   Turner Broadcasting System, Inc.
                                                (Class B), 7.40% due 2/01/2004                5,108,150        5,226,550
                                                Walt Disney Co.:
                 A         A2       6,000,000      6.75% due 3/30/2006                        6,145,320        6,269,760
                 A         A2       4,639,715      6.85% due 1/10/2007++                      4,636,606        4,761,739
                                                                                         --------------   --------------
                                                                                             65,896,311       68,678,549

Industrial--     BBB-      Baa3     4,310,000   AMR Corporation, 9.50% due 7/15/1998          4,606,528        4,314,439
Transportation-- BBB+      Baa1     5,000,000   Norfolk Southern Corporation, 6.95%
4.2%                                            due 5/01/2002                                 4,992,400        5,137,800
                                                Southwest Airlines, Inc.:
                 A-        A3       6,500,000      9.40% due 7/01/2001                        7,564,180        7,061,795
                 A-        A3       1,000,000      8% due 3/01/2005                             994,610        1,088,600
                 BBB-      Baa3     1,000,000   Union Pacific Corp., 6.625% due 2/01/2008       991,220          998,160
                                                                                         --------------   --------------
                                                                                             19,148,938       18,600,794

Services--1.1%   BBB       Baa3     5,000,000   HEALTHSOUTH Corporation, 7% due
                                                6/15/2008                                     4,952,500        4,948,585

Utilities--      A         Baa1     5,000,000   360 Communications Co., 7.50% due
Communications--                                3/01/2006                                     5,170,100        5,329,900
5.8%             A-        A2       4,000,000   ALLTEL Corporation, 6.75% due 9/15/2005       3,938,400        4,081,960
                 A         Baa1     1,000,000   GTE Corp., 9.375% due 12/01/2000              1,090,310        1,071,450
                                                Southwestern Bell Telecommunications
                                                Corp.:
                 AA        Aa3      1,000,000      6.50% due 3/12/2003                        1,009,780        1,023,190
                 AA        Aa3      2,200,000      6.625% due 4/01/2005                       2,108,590        2,271,522
                 BBB-      Baa2    11,000,000   WorldCom Inc., 7.75% due 4/01/2007           11,756,720       11,931,260
                                                                                         --------------   --------------
                                                                                             25,073,900       25,709,282

Utilities--      A-        Baa1     4,000,000   Arizona Public Service Company,
Electric--4.7%                                  6.75% due 11/15/2006                          3,905,840        4,103,600
                 AAA       Aaa      3,000,000   Cleveland Electric/Toledo Edison
                                                (Class B), 7.13% due 7/01/2007                3,147,270        3,218,550
                 BBB+      Baa3     9,000,000   Consumers Energy Company, 6.375% due
                                                2/01/2008                                     8,912,970        8,956,809
                 AA-       A1       1,500,000   Pacific Gas and Electric Company,
                                                6.25% due 8/01/2003                           1,527,975        1,515,705
                 A-        A3       1,000,000   Pennsylvania Power & Light Resources
                                                Inc., 6.125% due 5/01/2001                      999,400        1,002,400
                 A-        A3       2,000,000   Public Service Electric & Gas Co.,
                                                6.50% due 6/01/2000                           1,999,120        2,016,380
                                                                                         --------------   --------------
                                                                                             20,492,575       20,813,444




Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
June 30, 1998


SCHEDULE OF INVESTMENTS (concluded)
                 S&P     Moody's      Face
Industries      Rating    Rating     Amount              Issue                                 Cost             Value

Bonds & Notes (concluded)                                                                  Intermediate Term Portfolio
Yankee           BBB-      Baa3    $3,000,000   Abitibi-Consolidated Inc., 6.95% due
Corporates*--                                   4/01/2008 (3)                            $    2,994,180   $    3,031,200
7.5%                                            AmVescap PLC (2):
                 BBB       A3       2,000,000      6.375% due 5/15/2003                       1,996,380        2,007,722
                 BBB       A3       2,000,000      6.60% due 5/15/2005                        1,997,007        2,021,174
                 BBB+      A3       5,000,000   Banco Central Hispanoamercano S.A.
                                                (Cayman Islands), 7.70% due
                                                7/15/2006 (2)                                 5,315,850        5,362,650
                 A-        Baa1     1,500,000   Enersis S.A., 6.90% due 12/01/2006 (3)        1,496,130        1,413,870
                 A         A1       2,000,000   Ford Capital B.V., 9.875% due
                                                5/15/2002 (2)                                 2,300,380        2,247,400
                 BBB-      Ba2      3,000,000   Gruma, S.A de C.V., 7.625% due
                                                10/15/2007 (3)                                2,994,960        3,016,272
                 AAA       Aaa      2,000,000   International Bank for Reconstruction &
                                                Development, 5.625% due 3/17/2003 (2)         1,993,300        1,998,640
                 BBB+      A3       2,650,000   Philips Electronics N.V., 7.75% due
                                                4/15/2004 (3)                                 2,831,286        2,840,058
                 A+        A1       4,000,000   Santander Financial Issuances Ltd., 7%
                                                due 4/01/2006 (2)                             4,106,280        4,133,240
                 A-        A2       5,000,000   Trans-Canada Pipelines, 6.43% due
                                                3/15/2029 (3)                                 5,000,000        5,058,350
                                                                                         --------------   --------------
                                                                                             33,025,753       33,130,576

                                                Total Investments in Bonds &
                                                Notes--97.2%                                424,274,026      430,040,608

Repurchase                          6,001,000   Nikko Securities International, Inc.,
Agreements**--1.4%                              purchased on 6/30/1998 to yield
                                                6.15% to 7/01/1998                            6,001,000        6,001,000

                                                Total Investments in Short-Term
                                                Securities--1.4%                              6,001,000        6,001,000

Total Investments--98.6%                                                                 $  430,275,026      436,041,608
                                                                                         ==============
Other Assets Less Liabilities--1.4%                                                                            6,223,664
                                                                                                          --------------
Net Assets--100.0%                                                                                        $  442,265,272
                                                                                                          ==============

Net Asset        Class A--Based on net assets of $191,084,750 and 16,474,061 shares outstanding           $        11.60
Value:                                                                                                    ==============
                 Class B--Based on net assets of $152,801,377 and 13,172,916 shares outstanding           $        11.60
                                                                                                          ==============
                 Class C--Based on net assets of $2,178,823 and 187,910 shares outstanding                $        11.60
                                                                                                          ==============
                 Class D--Based on net assets of $96,200,322 and 8,293,119 shares outstanding             $        11.60
                                                                                                          ==============



  *Corresponding industry groups for foreign securities which are denominated in US dollars:
   (1)Government Entity.
   (2)Financial Institution.
   (3)Industrial.
 **Repurchase Agreements are fully collateralized by US Government and Agency Obligations.
 ++Subject to principal paydowns.
+++Not rated.